UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08134

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

High Yield Municipal Income Fund

Semiannual Report

July 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2017

Eaton Vance

High Yield Municipal Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	28

Officers and Trustees	31

Important Notices	32

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/07/1995	08/07/1995	4.66%	–0.23%	5.05%	3.63%
Class A with 4.75% Maximum Sales Charge	—	—	–0.30	–4.95	4.04	3.13
Class B at NAV	08/07/1995	08/07/1995	4.28	–0.98	4.27	2.86
Class B with 5% Maximum Sales Charge	—	—	–0.72	–5.78	3.93	2.86
Class C at NAV	06/18/1997	08/07/1995	4.23	–0.94	4.29	2.87
Class C with 1% Maximum Sales Charge	—	—	3.23	–1.90	4.29	2.87
Class I at NAV	05/09/2007	08/07/1995	4.78	0.02	5.34	3.89
Bloomberg Barclays Municipal Bond Index	—	—	3.72%	0.26%	3.10%	4.60%
Bloomberg Barclays High Yield Long (22+)	—	—	7.15	2.78	6.27	5.16
Municipal Bond Index

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.89%	1.64%	1.64%	0.64%
Net			0.79	1.54	1.54	0.54

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.80%	3.04%	3.03%	4.04%
Taxable-Equivalanet Distribution Rate			6.71	5.37	5.35	7.14
SEC 30-day Yield			2.59	1.98	1.97	2.96
Taxable-Equivalent SEC 30-day Yield			4.58	3.51	3.49	5.23

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						8.10%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays High Yield Long (22+) Municipal Bond Index is an unmanaged index of high-yield municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

3

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 – July 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/17)	Ending Account Value (7/31/17)	Expenses Paid During Period* (2/1/17 – 7/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,046.60	$4.67	0.92%
Class B	$1,000.00	$1,042.80	$8.46	1.67%
Class C	$1,000.00	$1,042.30	$8.46	1.67%
Class I	$1,000.00	$1,047.80	$3.40	0.67%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.61	0.92%
Class B	$1,000.00	$1,016.50	$8.35	1.67%
Class C	$1,000.00	$1,016.50	$8.35	1.67%
Class I	$1,000.00	$1,021.50	$3.36	0.67%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2017.

4

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 101.8%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(1)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$567	$170,042

		$170,042

Education — 5.3%
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/33	$200	$229,820
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/34	240	274,778
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/41	400	452,640
Forest Grove, OR, (Pacific University), 5.00%, 5/1/40	1,570	1,672,505
Forest Grove, OR, (Pacific University), 5.25%, 5/1/34	2,055	2,251,026
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/46	4,000	4,438,680
New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: Wells Fargo Bank, N.A.), 0.73%, 7/1/33(3)	10,000	10,000,000
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(4)	10,000	10,759,500
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,325	1,525,380
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/31	500	577,455
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/33	1,000	1,147,460
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/34	1,000	1,144,500
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/35	1,000	1,142,280
Romeoville, IL, (Lewis University), 5.00%, 10/1/27	1,000	1,144,690
Romeoville, IL, (Lewis University), 5.00%, 10/1/29	1,000	1,131,640
Romeoville, IL, (Lewis University), 5.00%, 10/1/30	1,000	1,125,640
Romeoville, IL, (Lewis University), 5.00%, 10/1/35	2,000	2,216,420
University of California, 5.00%, 5/15/38(4)	10,000	11,599,300
Westchester County Local Development Corp., NY, (Pace University), 5.00%, 5/1/34	8,135	8,903,514

		$61,737,228

Electric Utilities — 2.3%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$3,845	$4,147,947
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	730	785,933

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 4.00%, 3/1/37	$7,500	$7,655,025
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	1,520	1,604,786
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	210	225,183
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	9,775	11,259,040
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	425	451,843

		$26,129,757

Escrowed / Prerefunded — 2.0%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$1,150	$1,291,921
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	1,290	1,457,016
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.375%, 7/15/43	700	792,743
Dawson Ridge Metropolitan District No. 1, CO, Escrowed to Maturity, 0.00%, 10/1/22	3,500	3,237,850
Fairfax County Economic Development Authority, VA, (Goodwin House, Inc.), Prerefunded to 10/1/17, 5.125%, 10/1/37	2,290	2,306,694
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	6,280	7,131,003
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 5.125%, 7/1/31	2,500	2,695,525
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	195	222,577
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	185	195,329
Walker Field Public Airport Authority, CO, Prerefunded to 12/1/17, 4.75%, 12/1/27	1,090	1,104,170
Washington Housing Finance Commission, (Wesley Homes), Prerefunded to 1/1/18, 6.20%, 1/1/36	2,500	2,555,325

		$22,990,153

General Obligations — 10.5%
Arlington County, VA, 5.00%, 8/15/28	$9,475	$12,010,605
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 1.00%, 6/15/36	5,000	5,660,000
California, 5.00%, 8/1/26	8,440	10,596,504
California, 5.00%, 12/1/31	5,000	5,892,900
California, 5.00%, 9/1/32	14,255	16,670,510
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/31	1,225	796,740

5	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/33	$1,500	$884,745
Chicago, IL, 6.00%, 1/1/38	4,000	4,298,880
Dallas, TX, 5.00%, 2/15/28	2,000	2,327,620
Dallas, TX, 5.00%, 2/15/29	2,335	2,696,738
Dallas, TX, 5.00%, 2/15/30	1,075	1,230,101
Dallas, TX, 5.00%, 2/15/31	5,065	5,756,676
Dallas, TX, 5.00%, 2/15/34	1,500	1,682,235
Illinois, 5.00%, 11/1/30	7,200	7,696,080
Illinois, 5.00%, 5/1/35	3,500	3,620,225
Illinois, 5.25%, 7/1/30	2,800	2,972,844
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/16/30	13,400	8,883,530
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(4)	6,480	6,793,049
Springfield School District No. 19, Lane County, OR, 0.00%, 6/15/39	5,500	2,355,540
Washington, 5.25%, 2/1/36(4)	10,000	11,285,800
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/28	3,500	3,293,640
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/32	3,855	4,457,228

		$121,862,190

Health Care – Miscellaneous — 0.0%(1)
Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$420	$420,189

		$420,189

Hospital — 13.1%
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/33	$2,200	$2,457,532
California Health Facilities Financing Authority, (Kaiser Permanente), Green Bonds, 5.00%, 11/1/27	3,260	4,091,691
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	276,683
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/40	550	604,615
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/44	500	546,960
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	1,000	1,108,820
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/29	1,000	1,120,540
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/32	2,000	2,207,140

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	$3,175	$3,336,734
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/31	1,500	1,651,710
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/32	1,500	1,644,135
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/34	1,625	1,714,375
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/29	1,675	1,813,724
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/44	7,000	7,426,230
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), 5.50%, 7/1/40	6,555	7,131,709
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	5,000	4,626,450
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/33	10,000	9,728,700
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/36	2,000	2,153,980
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.50%, 6/1/29	710	766,374
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 6.00%, 6/1/39	3,705	4,063,273
Johnson City Health & Educational Facilities Board, TN, (Mountain States Health Alliance), 6.00%, 7/1/38	3,335	3,644,555
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 4.25%, 11/15/41	3,940	4,061,904
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	2,005	2,287,284
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/29	2,000	2,308,360
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,941,306
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	3,050	3,208,509
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health Obligated Group), 4.00%, 7/1/34	2,000	2,101,980
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	10,325	11,671,070
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/39	3,500	3,904,110
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(4)	7,470	7,708,442
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(5)	1,000	1,112,400

6	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(5)	$1,000	$1,108,040
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(5)	3,900	4,297,644
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(5)	1,000	1,100,230
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/40(5)	2,300	2,508,150
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.125%, 12/1/29	3,190	3,411,258
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	2,000	2,142,300
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/31	6,250	6,923,875
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	3,065	3,279,979
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	3,203,540
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.75%, 12/1/32	4,050	4,449,532
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	1,455	1,956,582
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(4)	7,000	7,962,570
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	2,580	2,923,269
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,783,550

		$151,471,814

Housing — 1.7%
Centerline Equity Issuer Trust, TN, 6.00%, 10/31/52(5)	$4,000	$4,281,880
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/34	750	800,978
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	1,250	1,323,287
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 5.00%, 4/1/36	490	531,920
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/34	3,885	4,131,192
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/39	3,500	3,692,360
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/30	800	875,536

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/35	$1,000	$1,077,040
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(6)	860	722,366
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(6)	2,000	1,679,920

		$19,116,479

Industrial Development Revenue — 10.3%
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	$9,085	$9,543,066
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	1,180	1,381,048
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	770	774,628
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(5)	7,175	7,224,723
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	485	485,000
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	8,750	9,078,562
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(5)	1,880	1,959,486
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,748,950
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	1,680	1,683,326
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	365	365,913
Massachusetts Development Finance Agency, (Covanta Energy), 4.875%, 11/1/42(5)	8,875	8,885,828
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 5.25%, 11/1/42(5)	4,745	4,755,724
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	1,053,400
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	8,055	8,485,137
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(5)	1,285	1,282,700
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	8,285	9,033,798
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	4,375	4,869,813
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	760	859,811
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,285	1,453,759

7	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	$6,245	$6,747,160
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(5)	5,500	4,780,985
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	920	1,160,000
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	13,752,245
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	5,214,650
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	4,230	4,678,845
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(5)(7)	2,260	2,391,306

		$118,649,863

Insured – Escrowed / Prerefunded — 0.2%
Michigan Finance Authority, (Detroit), (AGC), Prerefunded to 4/1/18, 5.00%, 4/1/20	$2,163	$2,223,034

		$2,223,034

Insured – General Obligations — 1.9%
Atlantic City, NJ, (BAM), 5.00%, 3/1/32	$750	$859,643
Atlantic City, NJ, (BAM), 5.00%, 3/1/42	1,250	1,402,050
Detroit, MI, (AGC), Prerefunded to 4/1/18, 5.00%, 4/1/20	397	402,494
Irvington Township, NJ, (AGM), 5.00%, 7/15/32	1,000	1,129,720
Luzerne County, PA, (AGM), 5.00%, 11/15/29	5,000	5,640,350
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/31	3,175	3,501,168
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/32	1,215	1,335,382
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/33	1,405	1,539,093
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 7/1/34	2,810	3,069,700
Oyster Bay, NY, (AGM), 4.00%, 8/1/31	3,210	3,393,933

		$22,273,533

Insured – Industrial Development Revenue — 0.7%
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	$8,050	$8,230,159

		$8,230,159

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 2.1%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$12,700	$6,122,670
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/26	10,510	7,588,325
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/28	10,000	6,566,200
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 0.00%, 3/1/34	3,500	1,943,690
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	2,150	2,349,520

		$24,570,405

Insured – Special Tax Revenue — 1.6%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/25	$355	$263,275
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/26	1,635	1,152,675
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	14,500	17,434,655

		$18,850,605

Insured – Student Loan — 0.2%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$2,615	$2,736,467

		$2,736,467

Insured – Transportation — 4.4%
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	$1,500	$1,704,870
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	650	738,075
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	1,355	1,543,860
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	15,000	6,557,700
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	8,214,000
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	2,693,393
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	1,783,977
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 7/1/42	1,805	1,990,211
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	3,000	3,114,750
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	10,000	12,753,900
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/27	1,150	1,330,711
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/28	1,600	1,840,384

8	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	$9,440	$6,144,024

		$50,409,855

Insured – Water and Sewer — 0.6%
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$2,155	$1,462,405
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/28	3,965	2,520,907
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	3,035	1,802,912
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	2,580	1,428,133

		$7,214,357

Lease Revenue / Certificates of Participation — 1.8%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/29(4)	$10,875	$12,736,365
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	5,000	5,324,400
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	990	1,139,243
Hudson Yards Infrastructure Corp., NY, Prerefunded to 2/15/21, 5.75%, 2/15/47	1,490	1,729,264

		$20,929,272

Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$705	$674,192

		$674,192

Other Revenue — 5.4%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/31	$500	$577,720
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/32	500	575,075
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/33	600	686,934
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/34	500	570,260
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/32	250	139,995
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/33	3,300	1,766,556
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/46	8,950	2,585,297
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/31	650	688,565

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	$875	$913,063
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	6,250	1,542,063
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37(4)	10,000	11,521,800
Non-Profit Preferred Funding Trust I, Various States, Series D, 5.17%, 9/15/37(5)	14,000	10,127,600
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	185	184,519
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	10,105	12,197,341
Seminole Tribe, FL, 5.25%, 10/1/27(5)	9,000	9,040,140
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,860	2,064,674
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(5)	6,835	6,881,546
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 4.00%, 6/1/30	700	733,271

		$62,796,419

Senior Living / Life Care — 7.8%
Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$1,350	$1,387,624
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	7,945	8,593,471
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	3,475,712
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/47	3,190	3,373,744
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/33	5,000	5,361,750
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	800,213
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(5)	1,000	1,015,280
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24(7)	635	634,987
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32(7)	575	588,058
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	415	459,725
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	655	744,460
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	577,007
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	480	527,016
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,716,599

9	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/37	$1,000	$1,043,160
Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	1,000	1,029,220
Lancaster County Hospital Authority, PA, (Brethren Village), 5.25%, 7/1/41	1,000	1,081,880
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	2,500	2,809,350
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(5)	1,085	1,087,322
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(5)	1,560	1,561,716
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.00%, 2/15/36	500	521,495
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30	750	805,425
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/42	1,500	1,559,460
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,150	1,213,445
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	2,500	2,664,775
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,770	1,902,555
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/40	500	546,050
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/46	1,000	1,083,240
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,285	1,404,544
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,675	1,876,201
North Miami, FL, (Imperial Club), 7.00%, 1/1/42(8)	3,475	346,041
North Miami, FL, (Imperial Club), 7.625%, 1/1/41(8)	7,315	728,428
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	75	88,523
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	1,190	1,404,557
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	6,855	8,166,499
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(5)	770	805,458
Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), 7.00%, 1/1/34	3,000	3,355,380
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/34	1,980	2,125,174
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	5,370	5,691,126
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	450	477,909

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	$1,380	$1,470,100
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	1,270	1,317,307
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	1,270	1,312,951
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/39	1,975	2,160,610
Warren County, OH, (Otterbein Homes Obligated Group), 5.50%, 7/1/39	500	560,385
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/36(5)	1,500	1,550,070
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/46(5)	1,250	1,280,675
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 5.00%, 7/1/31(5)	1,910	1,970,929
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 5.00%, 7/1/36(5)	1,000	1,026,010
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	2,380	2,592,677

		$89,876,293

Special Tax Revenue — 5.4%
Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$7,000	$7,746,340
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	5,099	5,100,785
Irvine Community Facilities District No. 2013-3, CA, (Great Park), 5.00%, 9/1/39	2,000	2,198,560
Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	686,130
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	4,810	4,929,528
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,653,207
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(8)	1,005	10
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	500	475,330
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	1,300	1,235,858
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/29	2,630	1,769,780
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/37(4)	10,000	11,708,000
Regional Transportation District, CO, Special Tax Revenue, 5.00%, 11/1/34	1,500	1,778,640
Regional Transportation District, CO, Special Tax Revenue, 5.00%, 11/1/36	4,710	5,559,590

10	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	$2,680	$2,592,686
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/31	1,500	1,659,000
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/33	1,000	1,100,720
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/34	450	494,595
South Village Community Development District, FL, 3.50%, 5/1/32	805	780,101
South Village Community Development District, FL, 3.625%, 5/1/35	500	466,340
South Village Community Development District, FL, 3.75%, 5/1/38	1,025	948,740
South Village Community Development District, FL, 4.875%, 5/1/35	500	500,495
South Village Community Development District, FL, 5.00%, 5/1/38	100	100,281
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	1,218	1,219,144
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	890	835,621
Sterling Hill Community Development District, FL, 5.50%, 5/1/37(8)	3,650	36
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,425	3,263,066

		$61,802,583

Student Loan — 1.6%
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/32	$5,480	$5,488,987
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/25	2,500	2,947,400
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/26	1,770	2,099,964
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/30	4,650	4,808,193
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	2,765	2,848,171

		$18,192,715

Transportation — 20.6%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/41	$2,000	$2,276,020
Central Texas Regional Mobility Authority, 5.00%, 1/1/35	1,100	1,252,735
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	565	651,722

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Central Texas Regional Mobility Authority, Series 2015A, 5.00%, 1/1/40	$13,070	$14,786,483
Central Texas Regional Mobility Authority, Series 2016, 5.00%, 1/1/40	2,375	2,704,151
Chesapeake Bay Bridge and Tunnel Commission, VA, 5.00%, 7/1/46	4,000	4,513,240
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/35	2,500	2,876,425
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/38	5,000	5,736,800
Chicago, IL, (O’Hare International Airport), (AMT), 4.375%, 1/1/40	2,500	2,598,650
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	2,555	2,924,708
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	2,170	2,467,333
Colorado High Performance Transportation Enterprise, (C-470 Express Lanes), 5.00%, 12/31/47	1,400	1,549,100
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,696,700
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/42	5,255	5,854,333
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	7,000	8,043,770
Denver City and County, CO, Airport System Revenue, 1.719%, 11/15/19 (Put Date), 11/15/31(9)	3,400	3,411,900
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,392,447
Illinois Toll Highway Authority, 5.00%, 1/1/40(4)	15,000	16,960,350
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	2,690	1,597,887
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/29	1,135	690,682
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/30	500	282,335
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/31	1,150	601,864
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/36	1,400	1,585,108
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/30	2,050	2,350,940
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/35	5,000	5,659,400
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,451,200
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	1,715	1,793,856
New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/35	2,000	2,249,300
New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/43	1,500	1,709,475
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	6,345	6,877,536

11	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/23	$3,000	$3,462,300
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	470	529,803
North East Texas Regional Mobility Authority, 5.00%, 1/1/41	5,250	5,837,895
North Texas Tollway Authority, 5.50%, 9/1/41(4)	10,000	11,625,900
North Texas Tollway Authority, Prerefunded to 1/1/18, 5.75%, 1/1/38	7,150	7,295,788
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,976,197
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	365	402,829
Pennsylvania Turnpike Commission, 5.45%, 12/1/35	1,125	1,254,184
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(4)	12,080	12,805,887
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(4)	10,000	10,625,900
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(4)	5,025	5,160,122
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(4)	9,990	10,255,934
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/44	10,000	11,072,800
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/24	2,135	2,382,468
South Jersey Transportation Authority, 5.00%, 11/1/32	2,250	2,507,782
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,685	4,176,911
Texas Private Activity Bond Surface Transportation Corp., (LBJ IH-635 Managed Lanes Project), 7.00%, 6/30/40	4,460	5,076,550
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	3,824,800
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	5,000	5,601,600
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	11,430	12,736,449

		$238,158,549

Water and Sewer — 2.2%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$3,185	$3,513,150
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	3,355	3,732,471
Detroit, MI, Water Supply System, 5.25%, 7/1/41	13,100	14,239,307
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	2,136,915
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	1,905	2,072,907

		$25,694,750

Total Tax-Exempt Municipal Securities — 101.8% (identified cost $1,127,973,512)		$1,177,180,903

Taxable Municipal Securities — 6.0%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(1)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$71	$21,256

		$21,256

Education — 0.1%
University of Oklahoma Health Sciences Center, 4.029%, 7/1/36(7)	$1,000	$1,025,390

		$1,025,390

Electric Utilities — 0.7%
Vernon, CA, Electric System Revenue, 4.65%, 8/1/25	$7,500	$7,868,925

		$7,868,925

General Obligations — 2.6%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$6,087,197
Chicago, IL, 7.517%, 1/1/40(10)	11,220	12,053,085
Chicago, IL, 7.75%, 1/1/42	11,035	11,735,391

		$29,875,673

Hospital — 1.0%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$11,000	$11,632,940

		$11,632,940

Insured – General Obligations — 0.7%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$758	$750,806
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,679	7,504,123

		$8,254,929

Insured – Special Tax Revenue — 0.2%
Industry, CA, Sales Tax Revenue, (AGM), 4.625%, 1/1/34	$2,500	$2,617,925

		$2,617,925

Transportation — 0.7%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(10)	$7,375	$8,079,312

		$8,079,312

Total Taxable Municipal Securities — 6.0% (identified cost $65,514,047)		$69,376,350

12	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 0.2%

Security	Principal Amount (000’s omitted)	Value

Hospital — 0.2%
NYU Hospitals Center, 4.368%, 7/1/47	$2,085	$2,192,261

Total Corporate Bonds & Notes — 0.2% (identified cost $2,085,000)		$2,192,261

Total Investments — 108.0% (identified cost $1,195,572,559)		$1,248,749,514

Other Assets, Less Liabilities — (8.0)%		$(92,775,980)

Net Assets — 100.0%		$1,155,973,534

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	20.7%
New York	14.1%
Illinois	11.4%
Others, representing less than 10% individually	61.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2017, 11.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 4.0% of total investments.

(1)	Amount is less than 0.05%.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, represents the rate in effect at July 31, 2017.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $82,035,842 or 7.1% of the Fund’s net assets.

(6)	Security is in default and making only partial interest payments.

(7)	When-issued security.

(8)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(9)	Floating-rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(10)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

U.S. 10-Year Treasury Note	175	Short	Sep-17	$(21,975,930)	$(22,030,860)	$(54,930)
U.S. Long Treasury Bond	112	Short	Sep-17	(17,030,872)	(17,132,500)	(101,628)

						$(156,558)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SPA	–	Standby Bond Purchase Agreement

13	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2017
Investments, at value (identified cost, $1,195,572,559)	$1,248,749,514
Cash	417,775
Restricted cash*	537,250
Interest receivable	12,508,607
Receivable for investments sold	269,122
Receivable for Fund shares sold	6,040,203
Receivable for variation margin on open financial futures contracts	35,438
Total assets	$1,268,557,909

Liabilities
Payable for floating rate notes issued	$101,915,000
Payable for when-issued securities	4,468,793
Payable for Fund shares redeemed	4,354,288
Distributions payable	569,523
Payable to affiliates:
Investment adviser fee	419,597
Distribution and service fees	227,783
Interest expense and fees payable	405,542
Accrued expenses	223,849
Total liabilities	$112,584,375
Net Assets	$1,155,973,534

Sources of Net Assets
Paid-in capital	$1,271,266,699
Accumulated net realized loss	(170,458,736)
Accumulated undistributed net investment income	2,145,174
Net unrealized appreciation	53,020,397
Net Assets	$1,155,973,534

Class A Shares
Net Assets	$341,873,666
Shares Outstanding	38,480,621
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.88
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.32

Class B Shares
Net Assets	$1,824,605
Shares Outstanding	206,068
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$8.85

Class C Shares
Net Assets	$181,283,913
Shares Outstanding	22,049,854
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$8.22

Class I Shares
Net Assets	$630,991,350
Shares Outstanding	70,964,190
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.89

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

14	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2017
Interest	$26,890,719
Total investment income	$26,890,719

Expenses
Investment adviser fee	$2,428,779
Distribution and service fees
Class A	425,141
Class B	10,251
Class C	925,299
Trustees’ fees and expenses	31,255
Custodian fee	115,484
Transfer and dividend disbursing agent fees	200,107
Legal and accounting services	67,288
Printing and postage	25,965
Registration fees	65,039
Interest expense and fees	741,053
Miscellaneous	54,010
Total expenses	$5,089,671

Net investment income	$21,801,048

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$62,347
Financial futures contracts	(549,477)
Net realized loss	$(487,130)
Change in unrealized appreciation (depreciation) —
Investments	$30,132,298
Financial futures contracts	(369,210)
Net change in unrealized appreciation (depreciation)	$29,763,088

Net realized and unrealized gain	$29,275,958

Net increase in net assets from operations	$51,077,006

15	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017
From operations —
Net investment income	$21,801,048	$44,345,428
Net realized gain (loss) from investment transactions and financial futures contracts	(487,130)	1,892,095
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	29,763,088	(45,466,542)
Net increase in net assets from operations	$51,077,006	$770,981
Distributions to shareholders —
From net investment income
Class A	$(6,647,797)	$(16,469,042)
Class B	(32,461)	(89,652)
Class C	(2,920,022)	(6,718,204)
Class I	(12,150,870)	(21,710,175)
Total distributions to shareholders	$(21,751,150)	$(44,987,073)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$31,073,969	$104,711,300
Class B	484	44,966
Class C	7,370,673	43,163,955
Class I	178,845,439	376,739,947
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,821,506	14,548,210
Class B	27,041	75,055
Class C	2,301,892	5,257,499
Class I	10,146,519	18,240,276
Cost of shares redeemed
Class A	(78,551,811)	(162,266,793)
Class B	(285,032)	(469,581)
Class C	(24,948,079)	(54,239,602)
Class I	(116,422,178)	(297,775,123)
Net asset value of shares exchanged
Class A	336,147	500,817
Class B	(336,147)	(500,817)
Net increase in net assets from Fund share transactions	$15,380,423	$48,030,109

Net increase in net assets	$44,706,279	$3,814,017

Net Assets
At beginning of period	$1,111,267,255	$1,107,453,238
At end of period	$1,155,973,534	$1,111,267,255

Accumulated undistributed net investment income included in net assets
At end of period	$2,145,174	$2,095,276

16	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Financial Highlights

	Class A
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$8.650		$8.970	$9.020	$8.070	$8.830	$8.340

Income (Loss) From Operations
Net investment income(1)	$0.170		$0.345	$0.367	$0.378	$0.432	$0.434
Net realized and unrealized gain (loss)	0.230		(0.315)	(0.053)	0.960	(0.766)	0.481

Total income (loss) from operations	$0.400		$0.030	$0.314	$1.338	$(0.334)	$0.915

Less Distributions
From net investment income	$(0.170)		$(0.350)	$(0.364)	$(0.388)	$(0.426)	$(0.425)

Total distributions	$(0.170)		$(0.350)	$(0.364)	$(0.388)	$(0.426)	$(0.425)

Net asset value — End of period	$8.880		$8.650	$8.970	$9.020	$8.070	$8.830

Total Return(2)	4.66	%(3)	0.25%	3.64%	16.92%	(3.75)%	11.23%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$341,874		$374,661	$431,777	$452,135	$325,548	$411,671
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.79	%(5)	0.79%	0.81%	0.83%	0.87%	0.86%
Interest and fee expense(6)	0.13	%(5)	0.10%	0.05%	0.06%	0.10%	0.10%
Total expenses(4)	0.92	%(5)	0.89%	0.86%	0.89%	0.97%	0.96%
Net investment income	3.92	%(5)	3.83%	4.18%	4.41%	5.22%	5.05%
Portfolio Turnover	12	%(3)	35%	27%	16%	30%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

17	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Financial Highlights — continued

	Class B
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$8.620		$8.940	$8.990	$8.040	$8.800	$8.310

Income (Loss) From Operations
Net investment income(1)	$0.138		$0.277	$0.301	$0.318	$0.369	$0.370
Net realized and unrealized gain (loss)	0.229		(0.316)	(0.054)	0.955	(0.766)	0.479

Total income (loss) from operations	$0.367		$(0.039)	$0.247	$1.273	$(0.397)	$0.849

Less Distributions
From net investment income	$(0.137)		$(0.281)	$(0.297)	$(0.323)	$(0.363)	$(0.359)

Total distributions	$(0.137)		$(0.281)	$(0.297)	$(0.323)	$(0.363)	$(0.359)

Net asset value — End of period	$8.850		$8.620	$8.940	$8.990	$8.040	$8.800

Total Return(2)	4.28	%(3)	(0.51)%	2.87%	16.11%	(4.50)%	10.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,825		$2,365	$3,298	$5,436	$7,633	$14,919
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.54	%(5)	1.54%	1.56%	1.58%	1.62%	1.62%
Interest and fee expense(6)	0.13	%(5)	0.10%	0.05%	0.06%	0.10%	0.10%
Total expenses(4)	1.67	%(5)	1.64%	1.61%	1.64%	1.72%	1.72%
Net investment income	3.18	%(5)	3.09%	3.43%	3.74%	4.45%	4.34%
Portfolio Turnover	12	%(3)	35%	27%	16%	30%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

18	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$8.010		$8.300	$8.340	$7.460	$8.170	$7.720

Income (Loss) From Operations
Net investment income(1)	$0.127		$0.256	$0.279	$0.290	$0.342	$0.341
Net realized and unrealized gain (loss)	0.210		(0.285)	(0.043)	0.889	(0.715)	0.442

Total income (loss) from operations	$0.337		$(0.029)	$0.236	$1.179	$(0.373)	$0.783

Less Distributions
From net investment income	$(0.127)		$(0.261)	$(0.276)	$(0.299)	$(0.337)	$(0.333)

Total distributions	$(0.127)		$(0.261)	$(0.276)	$(0.299)	$(0.337)	$(0.333)

Net asset value — End of period	$8.220		$8.010	$8.300	$8.340	$7.460	$8.170

Total Return(2)	4.23	%(3)	(0.42)%	2.95%	16.08%	(4.55)%	10.35%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$181,284		$191,619	$205,556	$197,655	$129,913	$165,887
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.54	%(5)	1.54%	1.56%	1.58%	1.62%	1.61%
Interest and fee expense(6)	0.13	%(5)	0.10%	0.05%	0.06%	0.10%	0.10%
Total expenses(4)	1.67	%(5)	1.64%	1.61%	1.64%	1.72%	1.71%
Net investment income	3.17	%(5)	3.07%	3.43%	3.65%	4.47%	4.30%
Portfolio Turnover	12	%(3)	35%	27%	16%	30%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

19	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$8.660		$8.980	$9.020	$8.070	$8.840	$8.350

Income (Loss) From Operations
Net investment income(1)	$0.180		$0.367	$0.388	$0.397	$0.453	$0.455
Net realized and unrealized gain (loss)	0.230		(0.314)	(0.041)	0.963	(0.776)	0.482

Total income (loss) from operations	$0.410		$0.053	$0.347	$1.360	$(0.323)	$0.937

Less Distributions
From net investment income	$(0.180)		$(0.373)	$(0.387)	$(0.410)	$(0.447)	$(0.447)

Total distributions	$(0.180)		$(0.373)	$(0.387)	$(0.410)	$(0.447)	$(0.447)

Net asset value — End of period	$8.890		$8.660	$8.980	$9.020	$8.070	$8.840

Total Return(2)	4.78	%(3)	0.51%	4.02%	17.21%	(3.61)%	11.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$630,991		$542,623	$466,822	$409,570	$140,885	$161,066
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.54	%(5)	0.54%	0.56%	0.58%	0.62%	0.61%
Interest and fee expense(6)	0.13	%(5)	0.10%	0.05%	0.06%	0.10%	0.10%
Total expenses(4)	0.67	%(5)	0.64%	0.61%	0.64%	0.72%	0.71%
Net investment income	4.15	%(5)	4.06%	4.42%	4.60%	5.48%	5.29%
Portfolio Turnover	12	%(3)	35%	27%	16%	30%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

20	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Yield Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide high current income exempt from regular federal income tax. The Fund primarily invests in high yield municipal obligations with maturities of ten years or more. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

21

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2017. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2017, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $101,915,000 and $159,508,919, respectively. The range of interest rates on the Floating Rate Notes outstanding at July 31, 2017 was 0.84% to 0.92%. For the six months ended July 31, 2017, the Fund’s average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $101,915,000 and 1.47%, respectively.

In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of July 31, 2017.

The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date was July 21, 2017, as announced on July 7, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. All residual interest bonds held by the Fund during the six months ended July 31, 2017 were Volcker Rule compliant. The effects of the Volcker Rule may make it more difficult for the Fund to maintain current or desired levels of income.

22

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

I   Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J   When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K   Interim Financial Statements — The interim financial statements relating to July 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2017, the Fund, for federal income tax purposes, had capital loss carryforwards of $125,358,594 and deferred capital losses of $45,949,348 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on January 31, 2018 ($115,791,581) and January 31, 2019 ($9,567,013) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at January 31, 2017, $9,769,983 are short-term and $36,179,365 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,092,036,910

Gross unrealized appreciation	$79,264,681
Gross unrealized depreciation	(24,467,077)

Net unrealized appreciation	$54,797,604

23

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Fund and BMR, the fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.3150%	3.1500%
$500 million but less than $750 million	0.2925	2.9250
$750 million but less than $1 billion	0.2700	2.9250
$1 billion but less than $1.5 billion	0.2700	2.7000

On average daily net assets of $1.5 billion or more, the rates are further reduced. The fee reductions cannot be terminated without the consent of a majority of the Trustees and a majority of shareholders. For the six months ended July 31, 2017, the investment adviser fee amounted to $2,428,779 or 0.44% (annualized) of the Fund’s average daily net assets. EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2017, EVM earned $6,192 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $20,313 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2017. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2017 amounted to $425,141 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2017, the Fund paid or accrued to EVD $7,688 and $693,974 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2017 amounted to $2,563 and $231,325 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended July 31, 2017, the Fund was informed that EVD received approximately $17,000 and $11,000 of CDSCs paid by Class A and Class C shareholders, respectively, and no CDSCs paid by Class B shareholders.

24

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $171,588,473 and $147,707,134, respectively, for the six months ended July 31, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017

Sales	3,531,480	11,650,113
Issued to shareholders electing to receive payments of distributions in Fund shares	663,159	1,616,584
Redemptions	(9,053,699)	(18,162,498)
Exchange from Class B shares	38,330	55,642

Net decrease	(4,820,730)	(4,840,159)

Class B	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017

Sales	55	4,972
Issued to shareholders electing to receive payments of distributions in Fund shares	3,092	8,368
Redemptions	(32,837)	(52,263)
Exchange to Class A shares	(38,462)	(55,823)

Net decrease	(68,152)	(94,746)

Class C	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017

Sales	908,454	5,157,367
Issued to shareholders electing to receive payments of distributions in Fund shares	283,265	631,196
Redemptions	(3,071,978)	(6,623,470)

Net decrease	(1,880,259)	(834,907)

Class I	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017

Sales	20,512,450	42,069,839
Issued to shareholders electing to receive payments of distributions in Fund shares	1,153,725	2,025,768
Redemptions	(13,356,574)	(33,442,603)

Net increase	8,309,601	10,653,004

25

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Pursuant to an amendment dated August 16, 2017 to the line of credit agreement, the expiration date was extended to October 31, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2017.

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2017 is included in the Portfolio of Investments. At July 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Futures Contracts	$—	$(156,558)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended July 31, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures Contracts	$(549,477)	$(369,210)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (short) outstanding during the six months ended July 31, 2017, which is indicative of the volume of this derivative type, was approximately $38,883,000.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

26

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$1,177,180,903	$—	$1,177,180,903
Taxable Municipal Securities	—	69,376,350	—	69,376,350
Corporate Bonds & Notes	—	2,192,261	—	2,192,261

Total Investments	$—	$1,248,749,514	$—	$1,248,749,514

Liability Description
Futures Contracts	$(156,558)	$—	$—	$(156,558)

Total	$(156,558)	$—	$—	$(156,558)

The Fund held no investments or other financial instruments as of January 31, 2017 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

28

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance High Yield Municipal Income Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

29

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on high yield municipal bonds with longer maturities. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

30

Eaton Vance

High Yield Municipal Income Fund

July 31, 2017

Officers and Trustees

Officers of Eaton Vance High Yield Municipal Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance High Yield Municipal Income Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7706    7.31.17

Eaton Vance

TABS Municipal Bond Funds

Semiannual Report

July 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2017

Eaton Vance

TABS Municipal Bond Funds

Performance and Fund Profile

TABS Short-Term Municipal Bond Fund	2
TABS Intermediate-Term Municipal Bond Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Board of Trustees’ Contract Approval	34

Officers and Trustees	37

Important Notices	38

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2017

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Devin J. Cooch, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/27/2009	12/31/1998	1.96%	–0.32%	1.10%	3.07%
Class A with 2.25% Maximum Sales Charge	—	—	–0.35	–2.59	0.64	2.84
Class C at NAV	03/27/2009	12/31/1998	1.68	–0.97	0.34	2.44
Class C with 1% Maximum Sales Charge	—	—	0.68	–1.95	0.34	2.44
Class I at NAV	03/27/2009	12/31/1998	2.18	0.03	1.35	3.30
Bloomberg Barclays 5 Year Municipal Bond Index	—	—	2.86%	0.80%	2.06%	3.98%
Bloomberg Barclays Municipal Managed Money 1–7 Year Bond Index	—	—	2.43	0.55	1.63	—

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		03/27/2009	12/31/1998	–2.76%	0.46%	—
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	–0.94	0.72	—
Class C After Taxes on Distributions		03/27/2009	12/31/1998	–2.10	0.18	—
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	–0.87	0.34	—
Class I After Taxes on Distributions		03/27/2009	12/31/1998	–0.16	1.17	—
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	0.65	1.32	—

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.90%	1.65%	0.65%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.34%	0.60%	1.59%
SEC 30-day Yield				0.51	–0.22	0.77

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2017

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	02/01/2010	02/01/2010	3.69%	–0.54%	2.64%	4.70%
Class A with 2.25% Maximum Sales Charge	—	—	1.34	–2.76	2.19	4.39
Class C at NAV	02/01/2010	02/01/2010	3.31	–1.36	1.85	3.92
Class C with 1% Maximum Sales Charge	—	—	2.31	–2.33	1.85	3.92
Class I at NAV	02/01/2010	02/01/2010	3.81	–0.37	2.90	4.97
Bloomberg Barclays Municipal Managed Money Intermediate 1–17 Year Bond Index	—	—	3.79%	0.07%	2.68%	3.94%
Bloomberg Barclays 7 Year Municipal Bond Index	—	—	3.83	0.79	2.74	4.05

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A After Taxes on Distributions		02/01/2010	02/01/2010	–2.77%	2.07%	4.27%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	–0.84	1.98	3.73
Class C After Taxes on Distributions		02/01/2010	02/01/2010	–2.36	1.73	3.81
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	–0.91	1.55	3.19
Class I After Taxes on Distributions		02/01/2010	02/01/2010	–0.38	2.78	4.85
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	0.63	2.59	4.26

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.97%	1.72%	0.72%
Net				0.90	1.65	0.65

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.81%	1.07%	2.06%
SEC 30-day Yield – Subsidized				1.09	0.38	1.36
SEC 30-day Yield – Unsubsidized				1.04	0.33	1.31

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

TABS Municipal Bond Funds

July 31, 2017

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays 5 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 4-6 years. Bloomberg Barclays Municipal Managed Money 1-7 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1-7 year maturity component of the Bloomberg Barclays Municipal Managed Money Bond Index. The Bloomberg Barclays Municipal Managed Money 1-7 Year Bond Index commenced on January 30, 2009; accordingly the Ten Year return is not available. Bloomberg Barclays Municipal Managed Money Intermediate 1-17 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1-17 year maturity component of the Bloomberg Barclays Municipal Managed Money Bond Index. Bloomberg Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

For the TABS Short-Term Municipal Bond Fund, performance prior to the inception date of each share class is that of a private investment partnership (the Predecessor Account). Performance shown prior to the inception of the share class is adjusted for any applicable sales charge, but not adjusted for expense differences between the Predecessor Account and each share class. If adjusted for such differences, the performance would be different.

The Predecessor Account was not a mutual fund registered under the Investment Company Act of 1940, as amended (the 1940 Act) or a regulated investment company under the Internal Revenue Code of 1986, as amended (the Code), and therefore the Predecessor Account was not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and/or the Code. If such requirements were applicable to the Predecessor Account, the performance shown may have been adversely affected. Performance presented in the Financial Highlights included in the financial statements is not linked.

After-Tax Returns are not shown for the Ten Year period because the Predecessor Account, unlike a registered investment company, was not required to make annual income distributions to its investors.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement for TABS Intermediate-Term Municipal Bond Fund that continues through 5/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

TABS Municipal Bond Funds

July 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 – July 31, 2017).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance TABS Short-Term Municipal Bond Fund

	Beginning Account Value (2/1/17)	Ending Account Value (7/31/17)	Expenses Paid During Period* (2/1/17 – 7/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,019.60	$4.51	0.90%
Class C	$1,000.00	$1,016.80	$8.25	1.65%
Class I	$1,000.00	$1,021.80	$3.26	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.51	0.90%
Class C	$1,000.00	$1,016.60	$8.25	1.65%
Class I	$1,000.00	$1,021.60	$3.26	0.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2017.

5

Eaton Vance

TABS Municipal Bond Funds

July 31, 2017

Fund Expenses — continued

Eaton Vance TABS Intermediate-Term Municipal Bond Fund

	Beginning Account Value (2/1/17)	Ending Account Value (7/31/17)	Expenses Paid During Period* (2/1/17 – 7/31/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,036.90	$4.55	**	0.90%
Class C	$1,000.00	$1,033.10	$8.32	**	1.65%
Class I	$1,000.00	$1,038.10	$3.28	**	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.51	**	0.90%
Class C	$1,000.00	$1,016.60	$8.25	**	1.65%
Class I	$1,000.00	$1,021.60	$3.26	**	0.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2017.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 88.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.3%
Massachusetts Clean Water Trust, (Green Bonds), 5.00%, 2/1/25	$1,240	$1,536,162

		$1,536,162

Education — 5.2%
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/18	$14,425	$14,973,727
University of Texas, Prerefunded to 2/15/20, 5.00%, 8/15/23	4,775	5,253,885
University of Vermont and State Agricultural College, 5.00%, 10/1/23	415	497,465
University of Vermont and State Agricultural College, 5.00%, 10/1/24	480	584,270
University of Virginia, 2.00%, 8/1/21	175	180,647
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/20	1,000	1,121,930

		$22,611,924

Electric Utilities — 3.0%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.25%, 2/15/25	$120	$122,760
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/20	5,000	5,566,550
Southern California Public Power Authority, 5.00%, 7/1/20	5,005	5,205,751
Southern California Public Power Authority, 5.00%, 7/1/26	1,000	1,149,300
Southern California Public Power Authority, 5.00%, 7/1/27	1,000	1,148,890

		$13,193,251

Escrowed / Prerefunded — 3.0%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), Prerefunded to 2/15/18, 5.25%, 2/15/25	$1,880	$1,924,650
California Department of Water Resources, Prerefunded to 6/1/18, 5.00%, 12/1/24	1,930	1,997,067
Fairfax County, VA, Prerefunded to 4/1/20, 4.00%, 4/1/23	500	538,340
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	280	301,403
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	220	236,817
Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/43	11,935	3,826,003
North Penn School District, PA, Prerefunded to 9/1/18, 5.00%, 3/1/21	3,010	3,144,216
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Escrowed to Maturity, 5.00%, 8/15/18	1,190	1,240,932

		$13,209,428

Security	Principal Amount (000’s omitted)	Value

General Obligations — 44.4%
Barbers Hill Independent School District, TX, 4.00%, 2/15/23	$2,000	$2,090,760
Barbers Hill Independent School District, TX, 4.00%, 2/15/24	4,245	4,436,322
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/26	2,000	2,379,040
Beverly Hills Unified School District, CA, (Election of 2008), 5.00%, 8/1/26	200	254,038
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/25	6,295	7,327,632
Brown County, WI, 4.00%, 11/1/21	620	675,192
California, 1.554%, Variable to 12/1/20 (Put Date), 12/1/28(1)	7,500	7,573,425
Cary, NC, 5.00%, 6/1/18	195	201,786
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/22	155	143,189
Chattanooga, TN, 5.00%, 10/1/21	1,000	1,156,840
College Station, TX, 5.00%, 2/15/24	1,000	1,127,100
Dallas Independent School District, TX, (PSF Guaranteed), 5.50%, 2/15/18	240	246,053
Denton County, TX, Prerefunded to 7/15/20, 5.00%, 7/15/24	1,000	1,115,400
Eagle Mountain & Saginaw Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/20	155	148,943
El Dorado Union High School District, CA, 0.00%, 8/1/18	110	108,845
El Dorado Union High School District, CA, 0.00%, 8/1/21	45	42,403
Fairfax County, VA, 4.00%, 4/1/23	500	535,875
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/22	2,805	3,109,988
Forney Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/20	150	154,497
Forney Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/22	425	437,635
Forney Independent School District, TX, (PSF Guaranteed), 4.50%, 8/15/24	500	517,335
Frisco, TX, 4.00%, 2/15/19	155	162,248
Garland Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/18	300	300,519
Georgia, 5.00%, 7/1/25	5,000	6,244,700
Glasscock County Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/23	500	540,370
Guilford County, NC, Series 2010A, 5.00%, 8/1/19	1,265	1,367,263
Guilford County, NC, Series 2010D, 5.00%, 8/1/19	10,190	11,013,760
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	625	579,025
Karnes City Independent School District, TX, (PSF Guaranteed), 3.50%, 8/15/22	485	497,615
Katy Independent School District, TX, (PSF Guaranteed), 1.371%, Variable to 8/15/19 (Put Date), 8/15/36(1)	6,810	6,817,491

7	See Notes to Financial Statements.

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Lake County Community College District No. 532, IL, 4.00%, 6/1/21	$4,230	$4,659,260
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	700	647,983
Leander Independent School District, TX, Series 2013B, 0.00%, 8/15/20	3,000	2,886,780
Los Angeles Unified School District, CA, 5.00%, 7/1/25	5,000	6,257,350
Maryland, 4.00%, 6/1/27	5,000	5,686,150
Maryland, 5.00%, 3/1/19	5,465	5,818,367
Massachusetts, 5.00%, 12/1/24	5,000	6,151,300
Mecklenburg County, NC, 5.00%, 12/1/19	7,605	8,316,143
Mecklenburg County Public Facilities Corp., NC, Prerefunded to 3/1/19, 5.00%, 3/1/22	5,795	6,165,300
Minnesota, 4.00%, 8/1/19	3,000	3,181,980
Minnesota, 5.00%, 6/1/18	1,000	1,034,630
Minnesota, 5.00%, 8/1/18	90	93,725
Minnesota, 5.00%, 8/1/23	5,000	6,046,850
Montgomery County, MD, 5.00%, 11/1/26	5,000	6,123,300
Montgomery County, MD, 5.00%, 12/1/27	5,000	6,083,900
Morris County, NJ, 5.00%, 2/15/19	1,720	1,826,571
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/23	945	850,396
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/24	900	790,506
New Hanover County, NC, 5.00%, 12/1/18	430	453,573
Ohio, 5.00%, 3/15/27	5,000	5,990,700
Oregon, 5.00%, 8/1/26	6,950	8,750,328
Osseo Independent School District No. 279, MN, 4.00%, 2/1/20	450	463,293
Peralta Community College District, CA, 5.00%, 8/1/23	140	169,799
Plano Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	5,000	6,154,950
Reedy Creek Improvement District, FL, 5.00%, 6/1/20	1,000	1,105,920
Royse City Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/25	1,415	1,195,590
San Diego Community College District, CA, 0.00%, 8/1/18	285	282,344
Seattle, WA, 5.00%, 6/1/26	5,000	6,153,100
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/18	1,875	1,914,262
St. Tammany Parish Wide School District No. 12, LA, 4.00%, 3/1/22	300	334,728
Suffolk, VA, 4.00%, 8/1/18	500	515,930
Tennessee, 3.00%, 10/1/26	1,000	1,032,310
Utah, Series 2011A, 5.00%, 7/1/19	7,495	8,078,336
Virginia Beach, VA, 5.00%, 3/15/19	1,540	1,641,825
Virginia Beach, VA, 5.00%, 7/15/19	1,000	1,078,910
Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	610	677,429
Vistancia Community Facilities District, AZ, 5.00%, 7/15/22	740	821,341
Vistancia Community Facilities District, AZ, 5.00%, 7/15/25	1,550	1,717,989
Washington, 5.00%, 2/1/24	3,390	4,125,088

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Washington Suburban Sanitary District, MD, (Consolidated Public Improvement), 5.00%, 6/1/20	$5,000	$5,367,750
West Valley-Mission Community College District, CA, 5.00%, 8/1/25	300	375,927
Whittier Union High School District, CA, 0.00%, 8/1/26	1,650	1,330,774
Wisconsin, 5.00%, 11/1/20	1,000	1,125,000

		$194,782,976

Health Care — 0.0%(2)
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), 5.00%, 7/1/18	$85	$87,966

		$87,966

Hospital — 9.8%
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/18	$870	$912,587
Grand Traverse County Hospital Finance Authority, MI, (Munson Healthcare), 5.00%, 7/1/20	445	491,293
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/25	650	783,374
Indiana Finance Authority, (Indiana University Health), 5.00%, 3/1/19	5,000	5,316,100
Indiana Finance Authority, (Indiana University Health), 5.00%, 3/1/20	6,395	7,033,669
Indiana Finance Authority, (Jackson County Schneck Memorial Hospital), 5.00%, 2/15/18	1,250	1,274,850
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/22	475	476,454
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/19	2,360	2,528,457
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/22	1,950	2,169,784
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/18	785	821,039
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/19	575	622,616
St. Mary Hospital Authority, PA, (Catholic Health East), 5.00%, 11/15/22	5,000	5,558,550
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/17	800	805,664
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/19	1,250	1,352,387
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/18	365	372,154
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 5.00%, 8/15/18	1,695	1,763,139
Wisconsin Health and Educational Facilities Authority, (UnityPoint Health), 5.00%, 12/1/21	1,000	1,150,220

8	See Notes to Financial Statements.

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Yavapai County Industrial Development Authority, AZ, (Northern Arizona Healthcare System), 5.00%, 10/1/17	$1,440	$1,450,022
Yavapai County Industrial Development Authority, AZ, (Northern Arizona Healthcare System), 5.00%, 10/1/18	2,185	2,283,216
Yavapai County Industrial Development Authority, AZ, (Northern Arizona Healthcare System), 5.00%, 10/1/19	3,630	3,923,667
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/19	400	428,000
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/20	1,130	1,244,661

		$42,761,903

Housing — 0.4%
Minnesota Housing Finance Agency, 2.35%, 7/1/21	$285	$296,944
Virginia Housing Development Authority, 1.00%, 10/1/17	130	130,034
Virginia Housing Development Authority, 1.90%, 10/1/18	1,000	1,011,340
Virginia Housing Development Authority, 2.05%, 7/1/18	230	232,093

		$1,670,411

Industrial Development Revenue — 0.2%
Ohio, 5.00%, 6/1/19	$800	$856,864

		$856,864

Insured – Escrowed / Prerefunded — 0.8%
Cook County Community High School District No. 219, Niles Township, IL, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,206,700
Greenville, NC, Utilities Commission, (AGM), Prerefunded to 11/1/18, 5.00%, 11/1/22	1,060	1,114,219

		$3,320,919

Insured – General Obligations — 0.2%
Long Beach Community College District, CA, (Election of 2002), (NPFG), 0.00%, 5/1/23	$120	$108,419
Washington, (NPFG), 0.00%, 6/1/21	620	590,364

		$698,783

Insured – Hospital — 0.1%
Carbon County Hospital Authority, PA, (Gnaden Huetten Memorial Hospital), (AGM), 4.00%, 11/15/17	$535	$539,392

		$539,392

Lease Revenue / Certificates of Participation — 5.1%
California Public Works Board, 5.00%, 10/1/25	$7,500	$9,297,300
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/27	2,000	2,489,960
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/18	2,395	2,475,831

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/19	$2,420	$2,592,086
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/20	610	674,459
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/22	2,115	2,412,729
Orange County School Board, FL, 5.00%, 8/1/17	540	540,000
Orange County School Board, FL, 5.00%, 8/1/18	675	702,385
Orange County School Board, FL, 5.00%, 8/1/19	750	808,792
Volusia County School Board, FL, 5.00%, 8/1/21	325	371,563

		$22,365,105

Other Revenue — 2.7%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.279%, Variable to 4/1/20 (Put Date), 4/1/38(1)	$6,500	$6,527,300
Kansas Development Finance Authority, 5.00%, 11/1/26	1,990	2,154,692
Michigan, Grant Anticipation Bonds, 5.00%, 3/15/24	2,500	3,020,600

		$11,702,592

Special Tax Revenue — 5.7%
New York Urban Development Corp., Personal Income Tax Revenue, Series 2013E, 5.00%, 3/15/21	$5,000	$5,686,650
New York Urban Development Corp., Personal Income Tax Revenue, Series 2015A, 5.00%, 3/15/24	8,800	10,673,784
New York Urban Development Corp., Personal Income Tax Revenue, Series 2017A, 5.00%, 3/15/24	5,000	6,075,150
Portland, OR, Gas Tax Revenue, 5.00%, 2/1/20	1,325	1,452,651
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,236,764

		$25,124,999

Transportation — 7.1%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.459%, Variable to 4/1/21 (Put Date), 4/1/45(1)	$10,000	$10,036,400
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,715,350
Delaware River and Bay Authority, 5.00%, 1/1/21	500	561,355
Florida Department of Transportation, Series 2013C, 5.00%, 7/1/22	2,500	2,941,800
New Jersey Turnpike Authority, 5.00%, 1/1/22	3,325	3,510,136
New York Thruway Authority, 5.00%, 1/1/28	1,000	1,148,100
North Texas Tollway Authority, 1.49%, Variable to 1/1/20 (Put Date), 1/1/38(1)	2,500	2,503,275
Ohio Turnpike Commission, 5.00%, 2/15/20	1,165	1,276,374
Wisconsin, Transportation Revenue, 5.00%, 7/1/27	5,000	6,320,100

		$31,012,890

9	See Notes to Financial Statements.

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 0.7%
California Department of Water Resources, 5.00%, 12/1/24	$35	$36,251
Indiana Finance Authority, 5.00%, 2/1/23	1,000	1,098,030
Jasper Water Works and Sewer Board, Inc., AL, 5.00%, 6/1/22	600	674,952
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/19	1,020	1,115,666
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	175	189,075

		$3,113,974

Total Tax-Exempt Municipal Securities — 88.7% (identified cost $377,154,709)		$388,589,539

Taxable Municipal Securities — 5.6%

Security	Principal Amount (000’s omitted)	Value

Education — 2.5%
Texas A&M University, 2.549%, 5/15/24	$5,160	$5,179,143
University of Colorado, 2.569%, 6/1/23	2,700	2,715,849
Virginia College Building Authority, 2.50%, 2/1/22(3)	2,500	2,535,875
Virginia Public School Authority, 4.167%, 8/1/18	225	231,282

		$10,662,149

Special Tax Revenue — 1.7%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 1.85%, 5/1/23	$2,000	$1,927,480
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2.53%, 5/1/23	2,000	2,003,180
New York City Transitional Finance Authority, NY, Future Tax Revenue, 3.25%, 11/1/22	1,500	1,565,640
New York Urban Development Corp., Personal Income Tax Revenue, 3.20%, 3/15/22	955	995,196
Successor Agency to San Diego Redevelopment Agency, CA, 3.25%, 9/1/22	600	619,800
Successor Agency to San Diego Redevelopment Agency, CA, 3.375%, 9/1/23	450	468,252

		$7,579,548

Transportation — 1.4%
Port Authority of New York and New Jersey, 3.001%, 10/15/22	$1,025	$1,062,515
Port of Seattle, WA, 2.636%, 5/1/23(3)	2,660	2,677,184
Port of Seattle, WA, 2.836%, 5/1/24(3)	2,500	2,507,475

		$6,247,174

Total Taxable Municipal Securities — 5.6% (identified cost $24,346,451)		$24,488,871

U.S. Treasury Obligations — 4.2%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Note, 1.875%, 7/31/22	$5,000	$5,010,255
U.S. Treasury Note, 2.00%, 6/30/24	5,800	5,763,634
U.S. Treasury Note, 2.125%, 6/30/21	7,500	7,624,950

Total U.S. Treasury Obligations — 4.2% (identified cost $18,416,541)		$18,398,839

Total Investments — 98.5% (identified cost $419,917,701)		$431,477,249

Other Assets, Less Liabilities — 1.5%		$6,766,929

Net Assets — 100.0%		$438,244,178

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	12.5%
Texas	12.3%
Others, representing less than 10% individually	69.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2017, 1.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 0.5% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(2)	Amount is less than 0.05%.

(3)	When-issued security.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

10	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 89.4%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.3%
Alaska Municipal Bond Bank Authority, 5.00%, 3/1/30	$1,145	$1,332,162
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 5.00%, 1/1/22	120	131,311

		$1,463,473

Education — 3.6%
Connecticut Health and Educational Facilities Authority, (Yale University), 1.65% to 2/3/20 (Put Date), 7/1/29	$5,000	$5,066,300
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/31	300	351,444
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/26	300	366,780
Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/25	1,755	2,138,660
Nevada System of Higher Education, 5.00%, 7/1/23	500	597,170
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/27	590	669,951
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/34	1,170	1,429,494
New Jersey Educational Facilities Authority, (Princeton University), Series A, 5.00%, 7/1/26	800	990,776
New York Dormitory Authority, (School Districts), 5.00%, 10/1/25	1,000	1,227,720
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/27	230	265,770
Ohio Higher Educational Facility Commission, (Denison University), 5.00%, 11/1/26(1)	1,200	1,485,084
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/27	1,200	1,439,244
Southmont School Building Corp., IN, 5.00%, 7/15/28	765	906,242
University of Colorado, Enterprise Revenue, 5.00%, 6/1/18	500	517,415

		$17,452,050

Electric Utilities — 3.9%
Municipal Electric Authority of Georgia, (Combined Cycle Project), 5.00%, 11/1/20	$1,000	$1,106,730
Nebraska Public Power District, 5.00%, 1/1/21	1,405	1,584,952
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/23	1,485	1,742,157
Omaha Public Power District, NE, Prerefunded to 2/1/22, 5.00%, 2/1/29	810	944,274
Snohomish County Public Utility District No. 1, WA, 5.00%, 12/1/18	1,680	1,769,561

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Southern California Public Power Authority, (Southern Transmission Project), 5.00%, 7/1/23	$100	$105,758
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	3,000	3,517,470
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	3,475	4,043,892
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	3,325	3,844,598

		$18,659,392

Escrowed / Prerefunded — 3.0%
Forsan Independent School District, TX, (PSF Guaranteed), Prerefunded to 2/15/18, 5.00%, 2/15/31	$1,460	$1,492,646
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	560	602,806
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	440	473,634
Huntsville Electric System Revenue, AL, Prerefunded to 12/1/21, 5.00%, 12/1/24	170	197,390
Las Vegas Valley Water District, NV, Prerefunded to 2/1/18, 5.00%, 2/1/27	900	918,963
Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/43	5,200	1,666,964
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/19, 5.00%, 6/1/34	1,765	1,895,592
Southern California Public Power Authority, (Southern Transmission Project), Prerefunded to 1/1/19, 5.00%, 7/1/23	900	952,542
Tatum Independent School District, TX, (PSF Guaranteed), Prerefunded to 2/15/19, 5.00%, 2/15/30	515	547,074
University of Colorado, Enterprise Revenue, Prerefunded to 6/1/21, 5.00%, 6/1/26	315	360,921
Wisconsin Department of Transportation, Prerefunded to 7/1/19, 5.00%, 7/1/23	2,000	2,152,080
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	2,885	3,412,753

		$14,673,365

General Obligations — 35.9%
Acalanes Union High School District, CA, (Election of 2008), 0.00%, 8/1/29	$2,300	$1,620,557
Adams 12 Five Star Schools, CO, 5.00%, 12/15/28	5,000	6,145,500
Adams 12 Five Star Schools, CO, 5.00%, 12/15/30	5,000	6,055,400
Addison, TX, 5.00%, 2/15/24	160	187,395
Anchorage, AK, 5.00%, 9/1/28	1,835	2,208,771
Anchorage, AK, Series D, 5.00%, 9/1/27	1,130	1,370,091
Arkansas, 4.00%, 6/1/28	500	559,690
Auburn, AL, 5.00%, 12/1/28	135	159,427
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/35	5,000	5,670,300

11	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Bethel, CT, 4.00%, 11/15/28	$300	$330,024
Bloomfield, CT, 4.00%, 10/15/20	90	98,228
Buffalo County, NE, 4.00%, 12/15/31	360	388,534
Butler County Unified School District No. 385, KS, 5.00%, 9/1/34	5,000	5,962,850
California, 1.554%, Variable to 12/1/20 (Put Date), 12/1/28(2)	6,500	6,563,635
California, 5.00%, 8/1/25	10,000	12,444,600
California, 5.00%, 8/1/26	5,000	6,277,550
Campbell Union High School District, CA, (Election of 2016), 5.00%, 8/1/25	300	375,927
Campbell Union High School District, CA, (Election of 2016), 5.00%, 8/1/26	450	569,443
Campbell Union High School District, CA, (Election of 2016), 5.00%, 8/1/27	500	630,595
Cleveland Municipal School District, OH, 5.00%, 12/1/23	1,695	2,015,304
Cleveland Municipal School District, OH, 5.00%, 12/1/32	5,000	5,781,650
Columbus City School District, OH, 5.00%, 12/1/27	1,000	1,203,780
Decatur, IL, 5.00%, 3/1/23	1,030	1,175,148
Douglas County, NE, 3.75%, 12/15/27	1,000	1,076,220
Dublin, OH, 4.00%, 12/1/28	750	859,065
Dublin, OH, 4.00%, 12/1/31	505	566,292
DuPage and Cook Counties Community Consolidated School District No. 181, IL, 4.00%, 1/15/29	1,000	1,122,240
Edgewood City School District, OH, 5.25%, 12/1/33	4,500	5,272,920
Encinitas Union School District, CA, (Election of 2010), 0.00%, 8/1/33	125	67,333
Encinitas Union School District, CA, (Election of 2010), 0.00%, 8/1/35	275	134,035
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/25	9,500	10,843,870
Florida, (Department of Transportation), 4.00%, 7/1/32	2,000	2,211,080
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	816,050
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	2,610	2,044,857
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	3,327,931
Grand Prairie Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/22	2,180	2,417,119
Greensboro, NC, 5.00%, 2/1/28	1,790	2,220,155
Groton, CT, 4.00%, 7/15/19	50	52,895
Hempfield School District, PA, 5.00%, 10/15/27	1,000	1,099,470
Homewood, AL, 5.00%, 9/1/32	1,190	1,414,946
Houston Community College System, TX, 5.25%, 2/15/25	1,000	1,138,700
Houston Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	2,000	2,433,240
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/24	1,900	2,228,510

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Karnes City Independent School District, TX, (PSF Guaranteed), 3.50%, 8/15/21	$905	$928,539
Lakeland, FL, 5.00%, 10/1/31	1,860	2,119,172
Lakota Local School District, OH, (School Facilities Construction & Improvement), 5.00%, 12/1/28	1,120	1,323,650
Leander Independent School District, TX, 0.00%, 8/15/23	1,000	905,420
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/30	3,000	1,918,110
Leander Independent School District, TX, Series 2013B, 0.00%, 8/15/20	1,955	1,881,218
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/31	1,675	1,017,981
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/32	1,500	866,685
Macomb County, MI, 4.00%, 5/1/24	1,000	1,141,630
Mecklenburg County, NC, 5.00%, 3/1/19	50	53,233
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	225	245,268
Minnesota, 5.00%, 8/1/23	5,000	6,046,850
Montgomery County, MD, 5.00%, 12/1/27	5,000	6,083,900
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	1,799,209
Neshaminy School District, PA, 4.00%, 11/1/26	850	954,788
New Braunfels Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/26	120	127,190
New York, 5.00%, 2/15/20	1,210	1,336,663
Nixa Public Schools, MO, (Refunding & Improvement - Direct Deposit Program), 5.00%, 3/1/31	1,000	1,088,750
North Charleston Sewer District, SC, 4.00%, 1/1/23	610	665,394
North Olmsted City School District, OH, 5.00%, 12/1/32	1,000	1,149,040
Northwest Local School District Board of Education, OH, 5.00%, 12/1/29	150	178,022
Onslow County, NC, 5.00%, 6/1/30	550	656,062
Oregon, 5.00%, 8/1/27	1,330	1,690,363
Oregon, 5.00%, 6/1/34	2,000	2,413,100
Owen J. Roberts School District, PA, 5.00%, 5/15/28	250	294,393
Prince William County, VA, 4.00%, 8/1/29	1,345	1,507,220
Revere Local School District, OH, 5.00%, 12/1/28	200	231,958
Richardson, TX, 5.00%, 2/15/20	50	54,965
Rockwall Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	1,990	1,707,997
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/33	2,735	1,425,072
Royse City Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	1,365	1,193,460
San Francisco Bay Area Rapid Transit District, CA, 4.00%, 8/1/33	1,350	1,475,010

12	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
San Mateo-Foster City School District, CA, (Election of 2015), 4.00%, 8/1/32	$300	$325,083
South Texas Community College District, 5.00%, 8/15/23	1,560	1,868,162
Tennessee, 5.00%, 9/1/29	2,000	2,395,600
Texas, 5.00%, 4/1/21	3,000	3,416,400
Texas, (Texas Water Development Board), 2.00% to 8/1/19 (Put Date), 8/1/25	2,865	2,867,149
Vermont, 5.00%, 8/15/23	860	985,543
Vista Unified School District, CA, 5.00%, 8/1/27	1,280	1,562,419
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/28	920	686,210
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/34	4,400	2,369,752
Wylie Independent School District, TX, (PSF Guaranteed), 6.50%, 8/15/26	1,100	1,432,464
Zeeland Public Schools, MI, 5.00%, 5/1/24	1,000	1,185,640

		$172,716,061

Hospital — 7.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 10/15/23	$700	$797,251
Allen County, OH, (Catholic Health Partners), 5.00%, 5/1/21	765	862,767
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/33	1,000	1,157,990
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/34	2,660	3,050,515
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/35	1,000	1,144,530
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/26	900	1,091,529
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/27	335	401,481
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	3,150	3,607,254
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,798,273
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/18	1,000	1,032,870
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/24	800	950,232
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/26	1,450	1,639,095
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.25%, 7/1/29	1,000	1,077,690
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	607,975

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	$1,000	$1,132,350
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	240	280,646
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	215	254,033
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/27	770	898,159
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/24	50	57,974
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/33	2,055	2,370,833
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 2/1/25	390	471,397
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	1,000	1,186,960
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/24	520	617,406
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	696,606
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/20	1,500	1,674,075
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/22	1,000	1,152,660

		$34,012,551

Housing — 0.1%
Virginia Housing Development Authority, 2.45%, 7/1/19	$500	$512,285

		$512,285

Insured – Escrowed / Prerefunded — 0.5%
Cook County Community High School District No. 219, Niles Township, IL, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,206,700
West Virginia, (NPFG), Prerefunded to 11/1/18, 5.20%, 11/1/26	25	26,836

		$2,233,536

Insured – General Obligations — 4.3%
Albertville, AL, (BAM), 4.00%, 6/1/27	$1,175	$1,275,251
Albertville, AL, (BAM), 4.00%, 6/1/29	1,540	1,655,131
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	3,535	1,826,711
Jefferson Union High School District, CA, (BAM), 0.00%, 8/1/32	1,000	581,020
Jefferson Union High School District, CA, (BAM), 0.00%, 8/1/33	1,500	828,750

13	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Rockland County, NY, (Public Improvement), (AGM), 4.00%, 5/1/23	$2,010	$2,233,311
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/29	5,000	3,613,100
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/30	10,960	7,565,359
Sweetwater Union High School District, CA, (BAM), 5.00%, 8/1/23	760	912,053

		$20,490,686

Insured – Lease Revenue / Certificates of Participation — 0.1%
Clyde-Green Springs Exempted Village School District, OH, (BAM), 2.00%, 12/1/26	$600	$591,702

		$591,702

Insured – Special Tax Revenue — 0.3%
Successor Agency to the Rancho Cucamonga Redevelopment Agency, CA, (AGM), 5.00%, 9/1/23	$1,350	$1,619,798

		$1,619,798

Insured – Water and Sewer — 0.5%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	$2,000	$2,265,000

		$2,265,000

Lease Revenue / Certificates of Participation — 3.9%
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/27	$1,500	$1,800,075
Cincinnati City School District, OH, 5.00%, 12/15/29	1,585	1,856,986
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/25	250	303,800
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/27	300	358,395
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/28	240	284,494
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/29	170	199,840
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/27	5,000	6,224,900
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/20	650	713,836
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/22	750	870,675
Monmouth County Improvement Authority, NJ, (Brookdale Community College), 5.00%, 8/1/28	250	303,220
Monmouth County Improvement Authority, NJ, (Brookdale Community College), 5.00%, 8/1/30	210	251,584

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Orange County School Board, FL, 5.00%, 8/1/17	$500	$500,000
Orange County School Board, FL, 5.00%, 8/1/18	500	520,285
Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/32(1)	855	1,009,627
South Dakota Building Authority, 5.00%, 6/1/26	1,000	1,190,770
South Dakota Building Authority, 5.00%, 6/1/27	500	589,810
South Dakota Building Authority, 5.00%, 6/1/32	1,500	1,717,440

		$18,695,737

Other Revenue — 1.5%
Bergen County Improvement Authority, NJ, (East Rutherford Refunding Project), 5.00%, 12/15/25	$260	$323,500
Camden County Improvement Authority, NJ, 5.00%, 1/15/25	425	511,445
Massachusetts Development Finance Agency, 5.00%, 5/1/32	1,000	1,146,850
Michigan, Grant Anticipation Bonds, 5.00%, 3/15/24	2,500	3,020,600
Monmouth County Improvement Authority, NJ, 5.00%, 12/1/23	375	453,881
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/25	1,550	1,909,027

		$7,365,303

Public Power / Electric Utilities — 0.2%
Concord, NC, Limited Obligation Bonds, 5.00%, 6/1/26	$990	$1,192,475

		$1,192,475

Senior Living / Life Care — 0.7%
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.209%, Variable to 5/1/21 (Put Date), 5/1/36(2)	$2,500	$2,512,975
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/29	660	756,802

		$3,269,777

Special Tax Revenue — 4.8%
Akron, OH, Income Tax Revenue, 5.00%, 12/1/28	$1,330	$1,620,100
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/26	850	1,014,900
Glendale, AZ, Excise Tax Revenue, 5.00%, 7/1/27(1)	3,000	3,651,750
Marana, AZ, Excise Tax Revenue, 4.00%, 7/1/20	765	826,322
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 5/15/33	2,000	2,315,120
Mesa, AZ, 5.00%, 7/1/27	1,850	1,853,071
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/31	3,220	3,763,794
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/24	5,000	6,064,650
Southlake Parks Development Corp., TX, 3.00%, 2/15/21	1,340	1,422,959
Thornton Development Authority, CO, 5.00%, 12/1/24	300	356,067
Thornton Development Authority, CO, 5.00%, 12/1/25	160	189,774

		$23,078,507

14	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 12.0%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	$5,000	$6,050,150
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	1,000	1,148,200
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,145,310
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/33	3,750	4,466,438
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/34	3,950	4,693,904
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/37	1,500	1,774,365
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/18	1,000	1,049,950
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,715,350
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	4,000	4,725,280
Delaware River and Bay Authority, 5.00%, 1/1/21	1,000	1,122,710
Florida Department of Transportation, 5.00%, 7/1/25	900	975,735
Florida Department of Transportation, 5.00%, 7/1/28	2,455	3,028,905
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	1,000	1,211,820
Illinois Toll Highway Authority, 5.00%, 1/1/32	1,000	1,149,770
Illinois Toll Highway Authority, 5.00%, 1/1/33	1,775	2,032,304
Louisiana Transportation Authority, 5.00%, 8/15/30	1,885	2,203,565
Louisiana Transportation Authority, 5.00%, 8/15/31	1,230	1,430,748
Louisiana Transportation Authority, 5.00%, 8/15/32	1,090	1,264,705
Metropolitan Transportation Authority, NY, 5.00%, 11/15/28	3,500	4,027,380
Metropolitan Transportation Authority, NY, 5.00%, 11/15/32	1,000	1,155,200
North Carolina, Grant Anticipation Revenue, 5.25%, 3/1/20	1,350	1,439,856
Virginia Transportation Board, 5.00%, 3/15/20	2,500	2,755,725
Wisconsin, Transportation Revenue, 5.00%, 7/1/27	5,000	6,320,100

		$57,887,470

Water and Sewer — 6.7%
Chino Basin Desalter Authority, CA, 4.00%, 6/1/32	$1,000	$1,086,370
Durham, NC, Utility System Revenue, 4.00%, 8/1/35	1,350	1,474,159
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/30	3,870	4,673,025
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/24	300	364,701
Hamilton County, OH, Sewer System, 5.00%, 12/1/24	1,000	1,206,370
Hamilton County, OH, Sewer System, 5.00%, 12/1/28	2,210	2,635,602
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/26	470	536,397
Montana, Water Pollution Control Revolving Fund, 5.00%, 7/15/28	240	266,530
Montana, Water Pollution Control Revolving Fund, 5.00%, 7/15/29	410	455,067
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/29	3,900	4,270,890

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/30	$1,000	$1,107,530
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series DD, 5.00%, 6/15/35	5,500	6,457,935
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series EE, 5.00%, 6/15/35	1,155	1,337,040
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	50	52,912
Northeast Ohio Regional Sewer District, 5.00%, 11/15/38	1,000	1,142,900
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	1,000	1,089,610
Rogers, AR, Water Revenue, 2.75%, 11/1/23	40	42,154
Tallahassee, FL, Consolidated Utility Systems Revenue, 5.00%, 10/1/28	1,100	1,300,332
Tucson, AZ, Water System Revenue, 5.00%, 7/1/29	485	583,562
Union County, NC, Enterprise Systems Revenue, 5.00%, 6/1/29	250	299,362
Westmoreland County Municipal Authority, PA, Water and Sewer Revenue, 5.00%, 8/15/31	1,735	1,966,831

		$32,349,279

Total Tax-Exempt Municipal Securities — 89.4% (identified cost $407,914,124)		$430,528,447

Taxable Municipal Securities — 2.9%

Security	Principal Amount (000’s omitted)	Value

Education — 0.5%
Virginia College Building Authority, 2.50%, 2/1/22(1)	$2,500	$2,535,875

		$2,535,875

Special Tax Revenue — 1.3%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2.53%, 5/1/23	$5,000	$5,007,950
Successor Agency to San Diego Redevelopment Agency, CA, 3.625%, 9/1/25	625	654,594
Successor Agency to San Diego Redevelopment Agency, CA, 3.75%, 9/1/26	625	633,556

		$6,296,100

Transportation — 1.1%
Port of Seattle, WA, 2.636%, 5/1/23(1)	$2,500	$2,516,150
Port of Seattle, WA, 2.836%, 5/1/24(1)	2,500	2,507,475

		$5,023,625

Total Taxable Municipal Securities — 2.9% (identified cost $13,773,562)		$13,855,600

15	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 3.9%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Note, 1.875%, 7/31/22	$11,405	$11,428,392
U.S. Treasury Note, 2.00%, 5/31/24	1,500	1,491,651
U.S. Treasury Note, 2.00%, 6/30/24	6,000	5,962,380

Total U.S. Treasury Obligations — 3.9% (identified cost $18,861,947)		$18,882,423

Total Investments — 96.2% (identified cost $440,549,633)		$463,266,470

Other Assets, Less Liabilities — 3.8%		$18,453,314

Net Assets — 100.0%		$481,719,784

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	13.9%
Others, representing less than 10% individually	78.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2017, 5.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 2.4% of total investments.

(1)	When-issued security.

(2)	Floating-rate security. The stated interest rate represents the rate in effect at July 31, 2017.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Co.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

16	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2017

Statements of Assets and Liabilities (Unaudited)

	July 31, 2017
Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Investments —
Identified cost	$419,917,701	$440,549,633
Unrealized appreciation	11,559,548	22,716,837
Investments, at value	$431,477,249	$463,266,470
Cash	$10,151,851	$17,250,345
Interest receivable	4,243,407	3,844,903
Receivable for investments sold	—	11,222,480
Receivable for Fund shares sold	1,262,188	1,063,939
Receivable from affiliate	—	22,420
Total assets	$447,134,695	$496,670,557

Liabilities
Payable for when-issued securities	$7,686,575	$13,608,729
Payable for Fund shares redeemed	701,111	484,139
Distributions payable	101,850	471,630
Payable to affiliates:
Investment adviser and administration fee	203,943	243,366
Distribution and service fees	90,115	37,594
Accrued expenses	106,923	105,315
Total liabilities	$8,890,517	$14,950,773
Net Assets	$438,244,178	$481,719,784

Sources of Net Assets
Paid-in capital	$428,336,526	$463,179,793
Accumulated net realized loss	(1,588,199)	(4,178,334)
Accumulated undistributed (distributions in excess of) net investment income	(63,697)	1,488
Net unrealized appreciation	11,559,548	22,716,837
Net Assets	$438,244,178	$481,719,784

Class A Shares
Net Assets	$177,266,997	$53,448,363
Shares Outstanding	16,880,167	4,312,556
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.50	$12.39
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.74	$12.68

Class C Shares
Net Assets	$61,916,477	$31,030,405
Shares Outstanding	5,909,523	2,504,506
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.48	$12.39

Class I Shares
Net Assets	$199,060,704	$397,241,016
Shares Outstanding	18,950,084	32,021,667
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.50	$12.41

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

17	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2017

Statements of Operations (Unaudited)

	Six Months Ended July 31, 2017
Investment Income	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Interest	$5,144,097	$6,790,727
Total investment income	$5,144,097	$6,790,727

Expenses
Investment adviser and administration fee	$1,226,257	$1,469,431
Distribution and service fees
Class A	222,752	66,426
Class C	326,358	160,495
Trustees’ fees and expenses	12,045	13,130
Custodian fee	54,661	62,358
Transfer and dividend disbursing agent fees	71,845	124,544
Legal and accounting services	28,298	29,925
Printing and postage	10,916	14,221
Registration fees	32,696	48,673
Miscellaneous	16,004	14,975
Total expenses	$2,001,832	$2,004,178
Deduct —
Allocation of expenses to affiliate	$—	$185,380
Total expense reductions	$—	$185,380

Net expenses	$2,001,832	$1,818,798

Net investment income	$3,142,265	$4,971,929

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,872,978	$410,602
Net realized gain	$1,872,978	$410,602
Change in unrealized appreciation (depreciation) —
Investments	$3,915,844	$12,804,194
Net change in unrealized appreciation (depreciation)	$3,915,844	$12,804,194

Net realized and unrealized gain	$5,788,822	$13,214,796

Net increase in net assets from operations	$8,931,087	$18,186,725

18	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2017

Statements of Changes in Net Assets

	Six Months Ended July 31, 2017 (Unaudited)
Increase (Decrease) in Net Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
From operations —
Net investment income	$3,142,265	$4,971,929
Net realized gain from investment transactions	1,872,978	410,602
Net change in unrealized appreciation (depreciation) from investments	3,915,844	12,804,194
Net increase in net assets from operations	$8,931,087	$18,186,725
Distributions to shareholders —
From net investment income
Class A	$(1,252,425)	$(497,098)
Class C	(214,024)	(180,378)
Class I	(1,672,207)	(4,278,506)
Total distributions to shareholders	$(3,138,656)	$(4,955,982)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,687,710	$5,694,492
Class C	1,694,564	1,672,836
Class I	36,917,212	68,400,151
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,083,296	317,156
Class C	181,930	87,726
Class I	1,235,074	1,685,352
Cost of shares redeemed
Class A	(39,703,887)	(11,204,284)
Class C	(10,431,315)	(6,517,578)
Class I	(45,997,357)	(118,771,406)
Net decrease in net assets from Fund share transactions	$(41,332,773)	$(58,635,555)

Net decrease in net assets	$(35,540,342)	$(45,404,812)

Net Assets
At beginning of period	$473,784,520	$527,124,596
At end of period	$438,244,178	$481,719,784

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(63,697)	$1,488

19	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2017

Statements of Changes in Net Assets — continued

	Year Ended January 31, 2017
Increase (Decrease) in Net Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
From operations —
Net investment income	$6,297,592	$8,808,933
Net realized loss from investment transactions	(1,391,998)	(2,408,652)
Net change in unrealized appreciation (depreciation) from investments	(11,563,371)	(14,698,613)
Net decrease in net assets from operations	$(6,657,777)	$(8,298,332)
Distributions to shareholders —
From net investment income
Class A	$(2,678,767)	$(974,547)
Class C	(363,782)	(319,648)
Class I	(3,256,186)	(7,504,477)
From net realized gain
Class A	(1,433,643)	(38,394)
Class C	(499,175)	(23,398)
Class I	(1,446,101)	(270,644)
Total distributions to shareholders	$(9,677,654)	$(9,131,108)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$78,592,922	$14,347,694
Class C	6,579,502	7,898,584
Class I	96,485,506	276,784,610
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,537,543	690,790
Class C	730,099	165,015
Class I	3,372,352	2,499,433
Cost of shares redeemed
Class A	(102,503,246)	(17,107,924)
Class C	(20,367,568)	(10,708,604)
Class I	(106,548,395)	(177,610,354)
Net increase (decrease) in net assets from Fund share transactions	$(40,121,285)	$96,959,244

Net increase (decrease) in net assets	$(56,456,716)	$79,529,804

Net Assets
At beginning of year	$530,241,236	$447,594,792
At end of year	$473,784,520	$527,124,596

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(67,306)	$(14,459)

20	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2017

Financial Highlights

	Short-Term Municipal Bond Fund — Class A
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31,
			2017	2016		2015		2014		2013
Net asset value — Beginning of period	$10.370		$10.690	$10.740		$10.580		$10.660		$10.810

Income (Loss) From Operations
Net investment income	$0.075		$0.130	$0.134		$0.122		$0.081		$0.060
Net realized and unrealized gain (loss)	0.128		(0.254)	0.011	(1)	0.173		(0.069)		0.069

Total income (loss) from operations	$0.203		$(0.124)	$0.145		$0.295		$0.012		$0.129

Less Distributions
From net investment income	$(0.073)		$(0.128)	$(0.133)		$(0.119)		$(0.077)		$(0.054)
From net realized gain	—		(0.068)	(0.062)		(0.016)		(0.015)		(0.225)

Total distributions	$(0.073)		$(0.196)	$(0.195)		$(0.135)		$(0.092)		$(0.279)

Net asset value — End of period	$10.500		$10.370	$10.690		$10.740		$10.580		$10.660

Total Return(2)	1.96	%(3)	(1.18)%	1.38%		2.80%		0.12%		1.20%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$177,267		$199,916	$227,242		$243,950		$331,625		$515,694
Ratios (as a percentage of average daily net assets):
Expenses	0.90	%(4)	0.90%	0.89	%(5)	0.90	%(5)	0.90	%(5)	0.88	%(6)
Net investment income	1.41	%(4)	1.21%	1.26%		1.12%		0.72%		0.54%
Portfolio Turnover	31	%(3)	63%	47%		33%		82%		72%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Expenses after custodian fee reduction were 0.87% for the year ended January 31, 2013.

21	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2017

Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class C
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31,
			2017	2016		2015		2014		2013
Net asset value — Beginning of period	$10.340		$10.660	$10.720		$10.560		$10.640		$10.820

Income (Loss) From Operations
Net investment income (loss)	$0.034	(1)	$0.049 (1)	$0.054	(1)	$0.040	(1)	$(0.017)		$(0.020)
Net realized and unrealized gain (loss)	0.140		(0.253)	0.001	(2)	0.175		(0.048)		0.065

Total income (loss) from operations	$0.174		$(0.204)	$0.055		$0.215		$(0.065)		$0.045

Less Distributions
From net investment income	$(0.034)		$(0.048)	$(0.053)		$(0.039)		$(0.000	)(3)	$—
From net realized gain	—		(0.068)	(0.062)		(0.016)		(0.015)		(0.225)

Total distributions	$(0.034)		$(0.116)	$(0.115)		$(0.055)		$(0.015)		$(0.225)

Net asset value — End of period	$10.480		$10.340	$10.660		$10.720		$10.560		$10.640

Total Return(4)	1.68	%(5)	(1.92)%	0.53%		2.04%		(0.61)%		0.41%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$61,916		$69,622	$85,043		$106,273		$142,087		$223,992
Ratios (as a percentage of average daily net assets):
Expenses	1.65	%(6)	1.65%	1.65	%(7)	1.65	%(7)	1.65	%(7)	1.63	%(8)
Net investment income (loss)	0.66	%(6)	0.46%	0.51%		0.37%		(0.03)%		(0.21)%
Portfolio Turnover	31	%(5)	63%	47%		33%		82%		72%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Annualized.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Expenses after custodian fee reduction were 1.62% for the year ended January 31, 2013.

22	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2017

Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class I
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31,
			2017	2016		2015		2014		2013
Net asset value — Beginning of period	$10.370		$10.690	$10.750		$10.590		$10.660		$10.810

Income (Loss) From Operations
Net investment income	$0.086		$0.156	$0.161		$0.145		$0.107		$0.088
Net realized and unrealized gain (loss)	0.130		(0.253)	0.001	(1)	0.177		(0.059)		0.068

Total income (loss) from operations	$0.216		$(0.097)	$0.162		$0.322		$0.048		$0.156

Less Distributions
From net investment income	$(0.086)		$(0.155)	$(0.160)		$(0.146)		$(0.103)		$(0.081)
From net realized gain	—		(0.068)	(0.062)		(0.016)		(0.015)		(0.225)

Total distributions	$(0.086)		$(0.223)	$(0.222)		$(0.162)		$(0.118)		$(0.306)

Net asset value — End of period	$10.500		$10.370	$10.690		$10.750		$10.590		$10.660

Total Return(2)	2.18	%(3)	(0.93)%	1.54%		3.06%		0.46%		1.45%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$199,061		$204,247	$217,956		$242,029		$227,375		$336,597
Ratios (as a percentage of average daily net assets):
Expenses	0.65	%(4)	0.65%	0.64	%(5)	0.65	%(5)	0.65	%(5)	0.63	%(6)
Net investment income	1.65	%(4)	1.46%	1.51%		1.37%		0.97%		0.79%
Portfolio Turnover	31	%(3)	63%	47%		33%		82%		72%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Expenses after custodian fee reduction were 0.62% for the year ended January 31, 2013.

23	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2017

Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class A
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31,
			2017	2016		2015		2014		2013
Net asset value — Beginning of period	$12.070		$12.430	$12.320		$11.600		$11.840		$11.780

Income (Loss) From Operations
Net investment income	$0.113		$0.197	$0.199		$0.191		$0.141		$0.097
Net realized and unrealized gain (loss)	0.320		(0.353)	0.110		0.720		(0.197)		0.231

Total income (loss) from operations	$0.433		$(0.156)	$0.309		$0.911		$(0.056)		$0.328

Less Distributions
From net investment income	$(0.113)		$(0.196)	$(0.199)		$(0.191)		$(0.141)		$(0.097)
From net realized gain	—		(0.008)	—		—		(0.043)		(0.171)

Total distributions	$(0.113)		$(0.204)	$(0.199)		$(0.191)		$(0.184)		$(0.268)

Net asset value — End of period	$12.390		$12.070	$12.430		$12.320		$11.600		$11.840

Total Return(1)(2)	3.69	%(3)	(1.29)%	2.57%		7.91%		(0.44)%		2.79%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$53,448		$57,262	$61,227		$58,616		$68,873		$115,170
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.90	%(4)	0.90%	0.90	%(5)	0.92	%(5)	0.95	%(5)	0.96	%(6)
Net investment income	1.88	%(4)	1.57%	1.65%		1.60%		1.16%		0.80%
Portfolio Turnover	37	%(3)	68%	62%		77%		145%		103%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.08%, 0.07%, 0.09%, 0.08%, 0.05% and 0.05% of average daily net assets for the six months ended July 31, 2017 and the years ended January 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent these reimbursements, total return would be lower.

(3)	Not annualized.

(4)	Annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Expenses after custodian fee reduction were 0.95% for the year ended January 31, 2013.

24	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2017

Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class C
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31,
			2017	2016		2015		2014		2013
Net asset value — Beginning of period	$12.060		$12.430	$12.310		$11.600		$11.830		$11.780

Income (Loss) From Operations
Net investment income	$0.068		$0.101	$0.109		$0.102		$0.051		$0.008
Net realized and unrealized gain (loss)	0.330		(0.361)	0.120		0.709		(0.184)		0.225

Total income (loss) from operations	$0.398		$(0.260)	$0.229		$0.811		$(0.133)		$0.233

Less Distributions
From net investment income	$(0.068)		$(0.102)	$(0.109)		$(0.101)		$(0.054)		$(0.012)
From net realized gain	—		(0.008)	—		—		(0.043)		(0.171)

Total distributions	$(0.068)		$(0.110)	$(0.109)		$(0.101)		$(0.097)		$(0.183)

Net asset value — End of period	$12.390		$12.060	$12.430		$12.310		$11.600		$11.830

Total Return(1)(2)	3.31	%(3)	(2.11)%	1.88%		7.02%		(1.10)%		1.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,030		$34,920	$38,737		$37,435		$34,434		$57,816
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.65	%(4)	1.65%	1.65	%(5)	1.67	%(5)	1.70	%(5)	1.71	%(6)
Net investment income	1.13	%(4)	0.82%	0.90%		0.85%		0.40%		0.04%
Portfolio Turnover	37	%(3)	68%	62%		77%		145%		103%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.08%, 0.07%, 0.09%, 0.08%, 0.05% and 0.05% of average daily net assets for the six months ended July 31, 2017 and the years ended January 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent these reimbursements, total return would be lower.

(3)	Not annualized.

(4)	Annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Expenses after custodian fee reduction were 1.70% for the year ended January 31, 2013.

25	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2017

Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class I
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31,
			2017	2016		2015		2014		2013
Net asset value — Beginning of period	$12.080		$12.440	$12.330		$11.610		$11.850		$11.790

Income (Loss) From Operations
Net investment income	$0.129		$0.227	$0.230		$0.221		$0.169		$0.127
Net realized and unrealized gain (loss)	0.330		(0.352)	0.110		0.720		(0.197)		0.231

Total income (loss) from operations	$0.459		$(0.125)	$0.340		$0.941		$(0.028)		$0.358

Less Distributions
From net investment income	$(0.129)		$(0.227)	$(0.230)		$(0.221)		$(0.169)		$(0.127)
From net realized gain	—		(0.008)	—		—		(0.043)		(0.171)

Total distributions	$(0.129)		$(0.235)	$(0.230)		$(0.221)		$(0.212)		$(0.298)

Net asset value — End of period	$12.410		$12.080	$12.440		$12.330		$11.610		$11.850

Total Return(1)(2)	3.81	%(3)	(1.04)%	2.82%		8.17%		(0.19)%		3.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$397,241		$434,942	$347,631		$273,125		$183,648		$253,476
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.65	%(4)	0.65%	0.65	%(5)	0.67	%(5)	0.70	%(5)	0.71	%(6)
Net investment income	2.12	%(4)	1.82%	1.90%		1.84%		1.41%		1.04%
Portfolio Turnover	37	%(3)	68%	62%		77%		145%		103%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.08%, 0.07%, 0.09%, 0.08%, 0.05% and 0.05% of average daily net assets for the six months ended July 31, 2017 and the years ended January 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent these reimbursements, total return would be lower.

(3)	Not annualized.

(4)	Annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Expenses after custodian fee reduction were 0.70% for the year ended January 31, 2013.

26	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, two of which, each diversified, are included in these financial statements. They include Eaton Vance TABS Short-Term Municipal Bond Fund (Short-Term Municipal Bond Fund) and Eaton Vance TABS Intermediate-Term Municipal Bond Fund (Intermediate-Term Municipal Bond Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to seek after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2017, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

27

Eaton Vance

TABS Municipal Bond Funds

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2017, the Short-Term Municipal Bond Fund and the Intermediate-Term Municipal Bond Fund had net capital losses of $3,486,116 and $4,600,290, respectively, attributable to security transactions incurred after October 31, 2016 that the Funds have elected to defer. These net capital losses are treated as arising on the first day of the Funds’ taxable years ending January 31, 2018.

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2017, as determined on a federal income tax basis, were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Aggregate cost	$419,902,910	$440,527,812

Gross unrealized appreciation	$11,620,940	$22,803,488
Gross unrealized depreciation	(46,601)	(64,830)

Net unrealized appreciation	$11,574,339	$22,738,658

28

Eaton Vance

TABS Municipal Bond Funds

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Asset Rate
Daily Net Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Up to $500 million	0.55%	0.60%
$500 million up to $1 billion	0.54%	0.60%

On average daily net assets of $1 billion or more, the rates are reduced. For the six months ended July 31, 2017, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Investment Adviser and Administration Fee	$1,226,257	$1,469,431
Effective Annual Rate	0.55%	0.60%

For Intermediate-Term Municipal Bond Fund, EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90%, 1.65% and 0.65% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2018. Pursuant to this agreement, EVM was allocated $185,380 of Intermediate-Term Municipal Bond Fund’s operating expenses for the six months ended July 31, 2017.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charges on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended July 31, 2017 were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

EVM’s Sub-Transfer Agent Fees	$1,960	$1,069
EVD’s Class A Sales Charges	$710	$3,001

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution

29

Eaton Vance

TABS Municipal Bond Funds

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2017 for Class A shares amounted to the following:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class A Distribution and Service Fees	$222,752	$66,426

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. For the six months ended July 31, 2017, the Funds paid or accrued to EVD the following distribution fees:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class C Distribution Fees	$244,768	$120,371

Pursuant to the Class C Plan, the Funds also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2017 amounted to the following:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class C Service Fees	$81,590	$40,124

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares of Intermediate-Term Municipal Bond Fund may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Prior to September 30, 2015, Class A shares of Short-Term Municipal Bond Fund may have been subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective September 30, 2015, the CDSC on Class A shares of Short-Term Municipal Bond Fund was eliminated for new share purchases. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2017, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	Short-Term Municipal Bond Fund	Intermediate- Term Municipal Bond Fund

Class A	$—	$1,000
Class C	$2,000	$7,000

30

Eaton Vance

TABS Municipal Bond Funds

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2017 were as follows:

Short-Term Municipal Bond Fund
	Purchases	Sales

Investments (non-U.S. Government)	$114,815,433	$173,410,770
U.S. Government and Agency Securities	18,416,953	—

	$133,232,386	$173,410,770

Intermediate-Term Municipal Bond Fund
	Purchases	Sales

Investments (non-U.S. Government)	$144,585,769	$200,870,206
U.S. Government and Agency Securities	30,228,001	11,366,468

	$174,813,770	$212,236,674

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Short-Term Municipal Bond Fund
	Six Months Ended July 31, 2017 (Unaudited)
	Class A	Class C	Class I

Sales	1,309,356	162,668	3,541,198
Issued to shareholders electing to receive payments of distributions in Fund shares	103,587	17,441	118,051
Redemptions	(3,813,719)	(1,000,603)	(4,402,514)

Net decrease	(2,400,776)	(820,494)	(743,265)

	Year Ended January 31, 2017
	Class A	Class C	Class I

Sales	7,428,502	622,062	9,112,978
Issued to shareholders electing to receive payments of distributions in Fund shares	335,864	69,669	319,899
Redemptions	(9,744,107)	(1,936,250)	(10,125,748)

Net decrease	(1,979,741)	(1,244,519)	(692,871)

31

Eaton Vance

TABS Municipal Bond Funds

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

Intermediate-Term Municipal Bond Fund
	Six Months Ended July 31, 2017 (Unaudited)
	Class A	Class C	Class I

Sales	463,723	136,773	5,598,448
Issued to shareholders electing to receive payments of distributions in Fund shares	25,854	7,157	137,347
Redemptions	(922,885)	(534,472)	(9,727,798)

Net decrease	(433,308)	(390,542)	(3,992,003)

	Year Ended January 31, 2017
	Class A	Class C	Class I

Sales	1,157,142	632,346	22,352,733
Issued to shareholders electing to receive payments of distributions in Fund shares	55,691	13,336	201,602
Redemptions	(1,391,306)	(867,156)	(14,475,311)

Net increase (decrease)	(178,473)	(221,474)	8,079,024

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Pursuant to an amendment dated August 16, 2017 to the line of credit agreement, the expiration date was extended to October 31, 2017. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2017.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Eaton Vance

TABS Municipal Bond Funds

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

At July 31, 2017, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Short-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$388,589,539	$—	$388,589,539
Taxable Municipal Securities	—	24,488,871	—	24,488,871
U.S. Treasury Obligations	—	18,398,839	—	18,398,839

Total Investments	$—	$431,477,249	$—	$431,477,249

Intermediate-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$430,528,447	$—	$430,528,447
Taxable Municipal Securities	—	13,855,600	—	13,855,600
U.S. Treasury Obligations	—	18,882,423	—	18,882,423

Total Investments	$—	$463,266,470	$—	$463,266,470

The Funds held no investments or other financial instruments as of January 31, 2017 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

33

Eaton Vance

TABS Municipal Bond Funds

July 31, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

34

Eaton Vance

TABS Municipal Bond Funds

July 31, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements of Eaton Vance TABS Intermediate-Term Municipal Bond Fund and Eaton Vance TABS Short-Term Municipal Bond Fund (together, with Eaton Vance TABS Intermediate-Term Municipal Bond Fund, the “Funds”) with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s tax-advantaged bond strategies and municipal research groups in managing the Funds and other funds and accounts that invest primarily in municipal bonds and employ a tax-advantaged bond strategy. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

35

Eaton Vance

TABS Municipal Bond Funds

July 31, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2016 for Eaton Vance TABS Intermediate-Term Municipal Bond Fund and comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for Eaton Vance TABS Short-Term Municipal Bond Fund. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

36

Eaton Vance

TABS Municipal Bond Funds

July 31, 2017

Officers and Trustees

Officers of Eaton Vance Municipals Trust II

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust II

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

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This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Offices of the Funds

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7786    7.31.17

Eaton Vance

TABS Laddered Municipal Bond Funds

Semiannual Report

July 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2017

Eaton Vance

TABS Laddered Municipal Bond Funds

Performance and Fund Profile

TABS 1-to-10 Year Laddered Municipal Bond Fund	2
TABS 10-to-20 Year Laddered Municipal Bond Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Board of Trustees’ Contract Approval	32

Officers and Trustees	35

Important Notices	36

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2017

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Devin J. Cooch, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/04/2015	05/04/2015	2.81%	0.03%	—	2.63%
Class A with 4.75% Maximum Sales Charge	—	—	–2.03	–4.71	—	0.42
Class C at NAV	05/04/2015	05/04/2015	2.42	–0.63	—	1.86
Class C with 1% Maximum Sales Charge	—	—	1.42	–1.62	—	1.86
Class I at NAV	05/04/2015	05/04/2015	2.94	0.28	—	2.93
Bloomberg Barclays Short-Intermediate 1–10 Year Municipal Bond Index	—	—	2.61%	0.66%	1.99%	2.19%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.96%	1.71%	0.71%
Net				0.65	1.40	0.40

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.21%	0.47%	1.46%
SEC 30-day Yield – Subsidized				0.96	0.27	1.25
SEC 30-day Yield – Unsubsidized				0.66	–0.04	0.94

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2017

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/04/2015	05/04/2015	4.68%	–1.04%	—	5.28%
Class A with 4.75% Maximum Sales Charge	—	—	–0.28	–5.75	—	3.01
Class C at NAV	05/04/2015	05/04/2015	4.29	–1.78	—	4.53
Class C with 1% Maximum Sales Charge	—	—	3.29	–2.74	—	4.53
Class I at NAV	05/04/2015	05/04/2015	4.80	–0.70	—	5.60
Bloomberg Barclays 15 Year Municipal Bond Index	—	—	4.39%	–0.10%	3.77%	4.13%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				2.15%	2.90%	1.90%
Net				0.65	1.40	0.40

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.31%	1.54%	2.56%
SEC 30-day Yield – Subsidized				1.90	1.23	2.23
SEC 30-day Yield – Unsubsidized				0.72	–0.17	0.82

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2017

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-10 years. Bloomberg Barclays 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12-17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charges reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 – July 31, 2017).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund

	Beginning Account Value (2/1/17)	Ending Account Value (7/31/17)	Expenses Paid During Period* (2/1/17 – 7/31/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,028.10	$3.27	**	0.65%
Class C	$1,000.00	$1,024.20	$7.03	**	1.40%
Class I	$1,000.00	$1,029.40	$2.01	**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.26	**	0.65%
Class C	$1,000.00	$1,017.90	$7.00	**	1.40%
Class I	$1,000.00	$1,022.80	$2.01	**	0.40%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2017.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2017

Fund Expenses — continued

Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund

	Beginning Account Value (2/1/17)	Ending Account Value (7/31/17)	Expenses Paid During Period* (2/1/17 – 7/31/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,046.80	$3.30	**	0.65%
Class C	$1,000.00	$1,042.90	$7.09	**	1.40%
Class I	$1,000.00	$1,048.00	$2.03	**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.26	**	0.65%
Class C	$1,000.00	$1,017.90	$7.00	**	1.40%
Class I	$1,000.00	$1,022.80	$2.01	**	0.40%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2017.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 94.0%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.7%
Carmel Local Public Improvement Bond Bank, IN, 5.00%, 6/1/23	$200	$237,298
Maine Municipal Bond Bank, (TransCap Program), 5.00%, 9/1/17	50	50,178
North Dakota Public Finance Authority, 5.00%, 10/1/19	35	38,064
Oklahoma Water Resources Board, 5.00%, 4/1/19	25	26,698

		$352,238

Education — 7.3%
Cumberland County Municipal Authority, PA, (Dickinson College), 4.00%, 11/1/17	$30	$30,242
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/18	50	52,635
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/19	100	107,954
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/23	250	293,680
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/26	200	244,144
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	60	70,971
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.25%, 10/1/17	65	65,591
Red River Education Financing Corp., TX, (Texas Christian University), 4.00%, 3/15/18	145	147,741
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/19	145	154,097
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/22	165	191,567
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/25	120	146,478
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/26	150	185,138
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/18	200	209,316
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	298,477
UCF Stadium Corp., FL, 5.00%, 3/1/20	150	163,128
UCF Stadium Corp., FL, 5.00%, 3/1/21	150	167,442
UCF Stadium Corp., FL, 5.00%, 3/1/22	250	285,162
UCF Stadium Corp., FL, 5.00%, 3/1/23	250	290,060
Vestavia Hills City Board of Education, AL, 5.00%, 2/1/23	200	236,530
Vestavia Hills City Board of Education, AL, 5.00%, 2/1/24	200	239,666

Security	Principal Amount (000’s omitted)	Value

Education (continued)
West Clark 2000 School Building Corp., IN, 5.00%, 7/15/21	$100	$113,400
West Clark 2000 School Building Corp., IN, 5.00%, 1/15/23	100	117,010

		$3,810,429

Electric Utilities — 3.1%
North Carolina Municipal Power Agency Number 1, (Catawba), 4.00%, 1/1/18	$75	$75,950
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	175	195,970
San Antonio, TX, Electric and Gas Systems, 3.00%, Variable to 12/1/19 (Put Date), 12/1/45(1)	225	232,925
San Antonio, TX, Electric and Gas Systems, 3.00%, Variable to 12/1/20 (Put Date), 12/1/45(1)	250	263,035
Springfield, IL, Electric System Revenue, 5.00%, 3/1/19	250	264,360
Springfield, IL, Electric System Revenue, 5.00%, 3/1/20	50	54,447
Springfield, IL, Electric System Revenue, 5.00%, 3/1/21	200	223,628
Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	296,957

		$1,607,272

General Obligations — 33.6%
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/23	$250	$287,702
California, 4.00%, 8/1/27	305	349,673
Campton Township, IL, 5.00%, 12/15/19	75	81,441
Campton Township, IL, 5.00%, 12/15/22	200	232,524
Campton Township, IL, 5.00%, 12/15/23	105	124,033
Cedar Hill Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	100	92,569
Columbus, OH, 4.00%, 8/15/27	500	579,110
Conroe Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/18	75	75,911
Cook and DuPage Counties Township High School District No. 210, IL, 4.00%, 1/1/20	100	106,341
Cook and DuPage Counties Township High School District No. 210, IL, 4.00%, 1/1/21	250	271,217
Coppell Independent School District, TX, (PSF Guaranteed), 1.50%, 8/15/17	200	200,068
Decatur City Board of Education, AL, 4.00%, 2/1/18	50	50,718
Decatur City Board of Education, AL, 5.00%, 2/1/24	50	59,477
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	60,032
Decatur, IL, 5.00%, 3/1/20	100	107,870
Douglas County, NE, 3.75%, 12/15/27	555	597,302
Dublin City School District, OH, 4.00%, 12/1/17	60	60,653
Eaton Community City School District, OH, 4.00%, 12/1/21	100	110,900
Eaton Community City School District, OH, 4.00%, 12/1/22	100	112,465
Eaton Community City School District, OH, 5.00%, 12/1/26	250	299,137

7	See Notes to Financial Statements.

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Elgin, IL, 4.00%, 12/15/18	$275	$285,755
Erie County, PA, 4.00%, 9/1/17	25	25,068
Frisco Independent School District, TX, (PSF Guaranteed), 2.00%, 8/15/17	30	30,016
Grand Blanc Community Schools, MI, 4.00%, 5/1/27	455	495,067
Grosse Pointe Public School System, MI, 5.00%, 5/1/22	500	578,575
Grosse Pointe Public School System, MI, 5.00%, 5/1/23	500	589,470
Harris County Improvement District No. 18, TX, 4.00%, 9/1/21	165	179,781
Johnson County Unified School District No. 233, KS, 4.00%, 9/1/22	250	282,810
Johnson County Unified School District No. 233, KS, 5.00%, 9/1/20	250	279,595
Johnson County Unified School District No. 233, KS, 5.00%, 9/1/21	250	287,722
Joshua Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/24	55	63,444
Karnes City Independent School District, TX, (PSF Guaranteed), 3.50%, 8/15/25	200	204,400
Lake County Community College District No. 532, IL, 4.00%, 6/1/19	35	36,870
Lake County Community Consolidated School District No. 50, IL, 4.00%, 1/1/18	150	151,901
Lake County Community Consolidated School District No. 50, IL, 5.00%, 1/1/21	250	278,722
Lake County Forest Preserve District, IL, 3.00%, 12/15/19	55	57,400
Lake County Forest Preserve District, IL, 3.00%, 12/15/26	100	104,062
Lake County Forest Preserve District, IL, 5.00%, 12/15/23	100	119,316
Lakeland, FL, 5.00%, 10/1/19	50	53,844
Lakeland, FL, 5.00%, 10/1/21	50	56,684
Lakeland, FL, 5.00%, 10/1/22	100	115,651
Lakeland, FL, 5.00%, 10/1/24	50	59,526
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	500	566,190
Little Rock School District, AR, 3.00%, 2/1/23	100	103,931
Little Rock School District, AR, 3.00%, 2/1/24	250	259,202
Little Rock School District, AR, 3.00%, 2/1/25	250	257,425
Macomb County, MI, 4.00%, 5/1/23	50	56,582
McLean County Public Building Commission, IL, 5.00%, 12/1/22	250	295,127
Mesquite Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/20	50	48,046
Mesquite Independent School District, TX, (PSF Guaranteed), Series 2015C, 0.00%, 8/15/18	50	49,463
Mesquite Independent School District, TX, (PSF Guaranteed), Series 2015C, 0.00%, 8/15/19	50	48,805

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Mesquite Independent School District, TX, (PSF Guaranteed), Series 2017A, 0.00%, 8/15/18	$255	$252,261
Mesquite Independent School District, TX, (PSF Guaranteed), Series 2017A, 0.00%, 8/15/19	150	146,235
Miami-Dade County School District, FL, 5.00%, 3/15/18	150	153,788
Miami-Dade County School District, FL, 5.00%, 3/15/19	150	159,531
Mobile, AL, 5.00%, 2/15/20	500	548,855
New York, NY, 1.47%, 2/15/19(1)	100	99,944
New York, NY, 1.52%, 2/15/20(1)	100	99,899
Novi Community School District, MI, 5.00%, 5/1/19	250	267,202
Novi Community School District, MI, 5.00%, 5/1/20	250	276,012
Novi Community School District, MI, 5.00%, 5/1/21	250	283,860
Palisades School District, PA, 4.00%, 9/1/18	30	30,969
Pendergast Elementary School District No. 92, AZ, 3.00%, 7/1/21	50	52,989
Pleasant Prairie, WI, 2.00%, 9/1/23	250	252,598
Port Arthur Independent School District, TX, 5.00%, 2/15/22	250	288,360
Princeton City School District, OH, 5.00%, 12/1/26	100	120,163
Revere Local School District, OH, 5.00%, 12/1/27	200	231,872
Schaumburg, IL, 4.00%, 12/1/19	40	42,629
Schertz-Cibolo-Universal City Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/26	250	280,750
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/24	305	351,299
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/25	120	137,966
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/26	115	131,367
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/27	170	193,484
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/28	200	226,626
Somerset County, NJ, 2.00%, 7/15/19	150	152,843
Spring Independent School District, TX, 5.00%, 8/15/26	535	659,297
Spring Independent School District, TX, 5.00%, 8/15/27	500	609,390
Toms River, NJ, 4.00%, 12/1/20	100	108,881
Toms River, NJ, 4.00%, 12/1/21	200	221,948
Toms River, NJ, 4.00%, 12/1/22	325	365,436
Vistancia Community Facilities District, AZ, 4.00%, 7/15/18	30	30,880
Vistancia Community Facilities District, AZ, 5.00%, 7/15/19	30	32,295
Vistancia Community Facilities District, AZ, 5.00%, 7/15/20	30	33,349
Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	65	72,185
Vistancia Community Facilities District, AZ, 5.00%, 7/15/26	35	38,772
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	400	365,080
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	135	119,706

8	See Notes to Financial Statements.

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Will County, IL, 4.00%, 11/15/19	$30	$31,889
Winnebago County, IL, 5.00%, 12/30/20	100	111,384

		$17,461,587

Hospital — 5.8%
Colorado Health Facilities Authority, (Parkview Medical Center), 3.00%, 9/1/21	$100	$105,133
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/22	30	33,079
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/25	25	28,382
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/23	25	29,245
Geisinger Authority, PA, (Geisinger Health System), 5.00%, 2/15/27	300	368,445
Illinois Finance Authority, (Hospital Sisters Services, Inc.), 5.00%, 8/15/17	30	30,047
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 3.00%, 7/1/18	100	101,525
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 4.00%, 7/1/19	25	26,201
Monroeville Finance Authority, PA, (UPMC), 5.00%, 2/15/21	50	56,429
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	250	301,567
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/23	60	70,114
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/24	85	100,580
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/25	30	35,727
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/26	85	101,939
Ohio, (Cleveland Clinic Health System), Series 2009B, 5.00%, 1/1/18	40	40,675
Ohio, (Cleveland Clinic Health System), Series 2011A, 5.00%, 1/1/18	25	25,422
Oregon Facilities Authority, (Legacy Health), 4.125%, 5/1/19	30	31,576
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	35	41,544
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 4.00%, 11/1/17	50	50,388
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/24	65	77,531
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	41,985
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/18	180	186,235
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/19	100	105,631

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/20	$235	$259,673
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	150	168,762
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	200	228,886
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 4.00%, 12/1/19	200	212,162
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/21	150	171,717

		$3,030,600

Housing — 0.4%
Virginia Housing Development Authority, 2.40%, 5/1/26	$200	$202,792

		$202,792

Insured – Education — 0.1%
Oil City Area School District, PA, (BAM), 4.00%, 11/15/18	$25	$25,940
Oil City Area School District, PA, (BAM), 5.00%, 11/15/19	25	27,136

		$53,076

Insured – Escrowed / Prerefunded — 0.3%
Glendale, AZ, Water and Sewer Revenue, (AGM), Prerefunded to 1/1/18, 5.00%, 7/1/21	$25	$25,434
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	6,171
Rhode Island Economic Development Corp., (Department of Transportation), (AGC), Escrowed to Maturity, 5.25%, 6/15/19	100	107,955

		$139,560

Insured – General Obligations — 8.9%
Albertville, AL, (BAM), 4.00%, 6/1/27	$250	$271,330
Albertville, AL, (BAM), 4.00%, 6/1/28	250	269,280
Burlington, VT, (BAM), 2.00%, 11/1/19	200	203,680
Burlington, VT, (BAM), 2.00%, 11/1/20	200	204,000
Burlington, VT, (BAM), 2.00%, 11/1/21	100	102,375
Burlington, VT, (BAM), 5.00%, 11/1/23	100	118,615
Burlington, VT, (BAM), 5.00%, 11/1/24	100	120,010
Burlington, VT, (BAM), 5.00%, 11/1/25	100	121,084
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 5.25%, 7/1/23	50	60,060
Central Greene School District, PA, (BAM), 5.00%, 2/15/18	25	25,515

9	See Notes to Financial Statements.

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Central Greene School District, PA, (BAM), 5.00%, 2/15/19	$200	$211,166
Community College District No. 511, IL, (Rock Valley College), (AGM), 5.00%, 1/1/21	500	556,740
Community College District No. 511, IL, (Rock Valley College), (AGM), 5.00%, 1/1/22	500	569,115
Iredell County, NC, (AGM), 5.00%, 6/1/18	30	30,956
New Britain, CT, (BAM), 5.00%, 3/1/23	150	176,031
New Britain, CT, (BAM), 5.00%, 3/1/24	150	178,155
New Britain, CT, (BAM), 5.00%, 3/1/25	145	172,457
Peoria Unified School District No. 11, Maricopa County, AZ, (AGM), 5.00%, 7/1/24	85	102,984
Pine-Richland School District, PA, (AGM), 5.00%, 9/1/19	220	237,376
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/25	250	284,772
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/18	50	50,990
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/19	50	51,767
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/20	50	52,362
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/21	50	52,874
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/19	100	100,962
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/20	100	101,153
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/21	100	101,273
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/23	100	100,878

		$4,627,960

Insured – Hospital — 0.6%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/26	$250	$325,480

		$325,480

Insured – Lease Revenue / Certificates of Participation — 1.3%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/20	$250	$272,343
Highlands County School Board, FL, (BAM), 5.00%, 3/1/21	70	78,391
Highlands County School Board, FL, (BAM), 5.00%, 3/1/22	100	114,090
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	180	211,183

		$676,007

Insured – Special Tax Revenue — 1.7%
Denton County Fresh Water Supply District No. 6, TX, Special Tax Revenue, (BAM), 4.00%, 2/15/18	$175	$177,723

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Denton County Fresh Water Supply District No. 6, TX, Special Tax Revenue, (BAM), 4.00%, 2/15/19	$175	$182,278
Denton County Fresh Water Supply District No. 6, TX, Special Tax Revenue, (BAM), 4.00%, 2/15/25	240	264,902
Denton County Fresh Water Supply District No. 6, TX, Special Tax Revenue, (BAM), 4.00%, 2/15/26	200	218,680
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	50	60,721

		$904,304

Insured – Water and Sewer — 1.3%
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 2.00%, 9/1/18	$25	$25,238
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 3.00%, 9/1/22	25	26,541
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/17	150	150,255
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/18	150	152,833
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/20	150	156,514
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/22	150	158,766

		$670,147

Lease Revenue / Certificates of Participation — 3.8%
Highlands County School Board, FL, 5.00%, 3/1/18	$50	$51,092
Highlands County School Board, FL, 5.00%, 3/1/19	150	158,463
Miami-Dade County School Board, FL, 5.00%, 2/1/20	200	218,792
Miami-Dade County School Board, FL, 5.00%, 2/1/24	300	356,676
Miami-Dade County School Board, FL, 5.00%, 2/1/25	200	240,254
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/23	100	105,657
Ohio Department of Administrative Services, (State Taxation Accounting and Revenue System), 5.00%, 3/1/25	100	116,306
Palm Beach County School Board, FL, 5.00%, 8/1/21	125	142,909
South Dakota Building Authority, 5.00%, 6/1/25	85	104,071
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	150	158,620
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	262,000
Thompson School District No. R2-J, Larimer, Weld and Boulder Counties, CO, 5.00%, 12/1/19	25	27,085
Wisconsin, 5.00%, 9/1/17	25	25,088

		$1,967,013

10	See Notes to Financial Statements.

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 1.9%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$100	$115,198
CIVICVentures, AK, (Anchorage Convention Center), 4.00%, 9/1/20	200	214,058
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	150	176,664
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/22	100	117,568
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/23	100	119,652
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/24	100	121,521
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/25	100	122,481

		$987,142

Senior Living / Life Care — 2.8%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 3.00%, 10/1/17	$50	$50,162
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 4.00%, 10/1/19	50	52,687
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 4.00%, 10/1/20	50	53,722
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	50	57,718
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/24	60	68,977
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/25	60	69,068
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	50	56,287
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	100	116,579
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza, Inc.), 4.00%, 12/1/23	55	61,030
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza, Inc.), 5.00%, 12/1/24	100	117,837
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza, Inc.), 5.00%, 12/1/26	25	29,671
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 3.00%, 11/1/19	50	51,365
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/23	75	85,744
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/26	50	57,245
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	54,663
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 4.00%, 1/1/19	100	103,648

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 4.00%, 1/1/20	$100	$105,520
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 3.00%, 9/15/18	30	30,429
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/19	100	104,289
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/21	50	53,412
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/23	25	26,715
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/24	50	53,042

		$1,459,810

Special Tax Revenue — 5.6%
Baltimore, MD, Special Tax Obligation, 4.00%, 6/15/18	$50	$51,065
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/18	200	210,540
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/21	200	228,654
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	175	207,979
Ernest N. Morial-New Orleans Exhibition Hall Authority, LA, 5.00%, 7/15/20	25	27,698
Fort Smith, AR, Sales and Use Tax Revenue, 4.00%, 5/1/21	50	54,755
Garland, TX, Tax and Electric Utility System Revenue, 5.00%, 2/15/19	30	31,846
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/18	45	45,961
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/19	70	73,768
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/22	35	39,533
Houston Convention & Entertainment Facilities Department, TX, 4.00%, 9/1/17	75	75,196
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/26	100	118,410
Port St. Lucie, FL, Public Service Tax Revenue, 5.00%, 9/1/27	250	294,867
Southlake Parks Development Corp., TX, 3.00%, 2/15/18	25	25,277
Thornton Development Authority, CO, 2.00%, 12/1/19	200	201,976
Thornton Development Authority, CO, 3.00%, 12/1/21	125	131,392
Thornton Development Authority, CO, 3.00%, 12/1/22	100	105,418
Thornton Development Authority, CO, 4.00%, 12/1/18	245	253,452
Thornton Development Authority, CO, 4.00%, 12/1/20	100	107,623
Thornton Development Authority, CO, 5.00%, 12/1/23	150	176,013
Thornton Development Authority, CO, 5.00%, 12/1/25	75	88,957
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/18	100	102,169

11	See Notes to Financial Statements.

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/20	$100	$108,566
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/22	50	56,726
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/23	60	69,345

		$2,887,186

Transportation — 4.4%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/20	$45	$49,123
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/21	50	56,207
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	25	30,251
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/26	100	119,397
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/18	65	67,429
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/21	50	56,885
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	250	302,955
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/20	100	109,633
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/22	100	115,897
North Texas Tollway Authority, 5.00%, 1/1/26	200	237,750
Port of Everett, WA, 3.00%, 12/1/18	200	205,256
Port of Everett, WA, 4.00%, 12/1/20	200	217,408
Rhode Island Commerce Corp., 5.00%, 6/15/25	250	305,125
Rhode Island Commerce Corp., 5.00%, 6/15/26	350	431,175

		$2,304,491

Water and Sewer — 10.4%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$67,010
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/24	500	603,600
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/25	160	194,994
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/26	500	614,515
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/27	500	612,755
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/21	50	56,662
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/24	100	119,396
Clear Lake City Water Authority, TX, 4.00%, 3/1/18	95	96,664

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/18	$100	$104,704
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/19	75	81,320
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/24	335	408,526
District of Columbia Water and Sewer Authority, 5.00%, 10/1/17	150	151,072
Indianapolis, IN, Water System Revenue, 5.00%, 10/1/22	210	247,521
Indianapolis, IN, Water System Revenue, 5.00%, 10/1/25	100	122,963
Indianapolis, IN, Water System Revenue, 5.00%, 10/1/26	125	155,080
Miami-Dade County, FL, Water and Sewer System Revenue, 5.00%, 10/1/20	100	111,887
Port St. Lucie, FL, Utility System Revenue, 4.00%, 9/1/21	200	220,216
Port St. Lucie, FL, Utility System Revenue, 5.00%, 9/1/22	200	233,050
Texas Water Development Board, 5.00%, 10/15/28	250	303,742
Travis County Water Control and Improvement District No. 17, TX, 4.00%, 11/1/24	130	148,385
Travis County Water Control and Improvement District No. 17, TX, 4.00%, 11/1/25	185	208,893
Travis County Water Control and Improvement District No. 17, TX, 4.00%, 11/1/26	220	246,248
Washington Suburban Sanitary District, MD, 5.00%, 6/1/21	250	286,630

		$5,395,833

Total Tax-Exempt Investments — 94.0% (identified cost $48,130,485)		$48,862,927

Short-Term Investments — 4.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(2)	2,489,507	$2,490,005

Total Short-Term Investments (identified cost $2,490,005)		$2,490,005

Total Investments — 98.8% (identified cost $50,620,490)		$51,352,932

Other Assets, Less Liabilities — 1.2%		$600,005

Net Assets — 100.0%		$51,952,937

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

12	See Notes to Financial Statements.

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

At July 31, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	21.7%
Others, representing less than 10% individually	72.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2017, 14.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 8.3% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

13	See Notes to Financial Statements.

Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 93.8%

Security	Principal Amount (000’s omitted)	Value

Education — 6.2%
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/35	$100	$107,368
District of Columbia, (Georgetown University), 5.00%, 4/1/36	250	295,475
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/31	100	117,148
Massachusetts Development Finance Agency, (Boston University), 4.00%, 10/1/32	50	54,209

		$574,200

Electric Utilities — 0.6%
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 4.00%, 12/1/35	$50	$52,720

		$52,720

General Obligations — 40.2%
Ada and Canyon Counties Joint School District No. 3, ID, 5.00%, 9/15/32	$100	$120,549
Austin Community College District, TX, 4.00%, 8/1/29	100	111,973
California, 4.00%, 9/1/32	225	245,857
Cascade School District No. 228, Chelan County, WA, 4.00%, 12/1/26	100	113,603
Colonial School District, PA, 5.00%, 2/15/34	100	117,032
Colonial School District, PA, 5.00%, 2/15/35	75	87,596
Colonial School District, PA, 5.00%, 2/15/36	100	116,559
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/29	125	148,640
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/30	165	195,136
Dublin, OH, 4.00%, 12/1/31(1)	385	427,773
DuPage and Cook Counties Community Consolidated School District No. 181, IL, 4.00%, 1/15/29	50	56,112
Flower Mound, TX, 4.00%, 3/1/34(1)	100	107,370
Flower Mound, TX, 4.00%, 3/1/35(1)	100	107,058
Grand Ledge Public Schools, MI, 5.00%, 5/1/33	40	46,242
Lakeland, FL, 5.00%, 10/1/29	100	114,876
Lakeland, FL, 5.00%, 10/1/31	100	113,934
Lewis and Thurston Counties Centralia School District No. 401, WA, 5.00%, 12/1/37	145	170,191
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/33	125	136,289
Monterey Peninsula Community College District, CA, 4.00%, 8/1/33	100	107,648
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/34	400	197,312

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Texas, (Texas Transportation Commission), 5.00%, 10/1/33	$100	$121,467
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/30	50	55,990
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/32	50	55,180
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/34	50	54,624
Williamson County, TX, 4.00%, 2/15/29	150	167,515
Williamson County, TX, 4.00%, 2/15/30	100	110,828
Williamson County, TX, 4.50%, 2/15/32	125	143,100
Williamson County, TX, 5.00%, 2/15/28	125	150,021

		$3,700,475

Hospital — 5.1%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	$50	$58,719
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/31	50	56,886
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/25	100	122,382
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	100	115,753
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/33	100	115,369

		$469,109

Insured – General Obligations — 9.0%
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 4.00%, 7/1/29	$100	$109,136
Grandville, MI, Public Schools, (AGM), 5.00%, 5/1/27	150	176,212
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	100	51,675
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/35	200	92,920
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 4.00%, 9/1/31	150	159,612
Zeeland Public Schools, MI, (AGM), 5.00%, 5/1/26	100	118,533
Zeeland Public Schools, MI, (AGM), 5.00%, 5/1/28	100	116,097

		$824,185

Insured – Special Tax Revenue — 2.0%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$150	$183,390

		$183,390

14	See Notes to Financial Statements.

Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 4.3%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/33	$150	$154,877
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	150	178,777
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	50	59,128

		$392,782

Other Revenue — 3.2%
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/34	$50	$59,095
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/35	200	235,752

		$294,847

Senior Living / Life Care — 11.7%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/30	$250	$284,270
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	100	117,734
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	100	116,294
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/28	150	169,645
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	100	110,714
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities), 5.00%, 8/1/35	150	165,252
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	100	108,936

		$1,072,845

Special Tax Revenue — 4.7%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/34	$225	$258,633
Baltimore, MD, Special Tax Obligation, 5.00%, 6/15/29	50	55,995
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/31	100	119,195

		$433,823

Transportation — 5.4%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/37	$250	$289,525
New Orleans Aviation Board, LA, 5.00%, 1/1/36	125	145,541
New Orleans Aviation Board, LA, 5.00%, 1/1/37	50	58,172

		$493,238

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 1.4%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	$50	$57,915
Tucson, AZ, Water System Revenue, 5.00%, 7/1/32	60	71,020

		$128,935

Total Tax-Exempt Investments — 93.8% (identified cost $8,364,927)		$8,620,549

Short-Term Investments — 12.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(2)	1,158,722	$1,158,954

Total Short-Term Investments (identified cost $1,158,954)		$1,158,954

Total Investments — 106.4% (identified cost $9,523,881)		$9,779,503

Other Assets, Less Liabilities — (6.4)%		$(589,653)

Net Assets — 100.0%		$9,189,850

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	14.2%
Texas	12.8%
Others, representing less than 10% individually	66.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2017, 10.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 9.2% of total investments.

(1)	When-issued security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Co.

15	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2017

Statements of Assets and Liabilities (Unaudited)

	July 31, 2017
Assets	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund
Unaffiliated investments, at value (identified cost, $48,130,485 and $8,364,927, respectively)	$48,862,927	$8,620,549
Affiliated investment, at value (identified cost, $2,490,005 and $1,158,954, respectively)	2,490,005	1,158,954
Interest receivable	523,883	81,693
Dividends receivable from affiliated investment	3,421	786
Receivable for Fund shares sold	123,013	250
Receivable from affiliate	12,908	10,126
Total assets	$52,016,157	$9,872,358

Liabilities
Payable for when-issued securities	$—	$640,700
Payable for Fund shares redeemed	5,961	7,167
Distributions payable	735	—
Payable to affiliates:
Investment adviser and administration fee	13,847	2,327
Distribution and service fees	4,301	466
Accrued expenses	38,376	31,848
Total liabilities	$63,220	$682,508
Net Assets	$51,952,937	$9,189,850

Sources of Net Assets
Paid-in capital	$51,242,775	$8,930,311
Accumulated net realized gain (loss)	(21,815)	1,940
Accumulated undistributed (distributions in excess of) net investment income	(465)	1,977
Net unrealized appreciation	732,442	255,622
Net Assets	$51,952,937	$9,189,850

Class A Shares
Net Assets	$5,153,894	$450,886
Shares Outstanding	498,552	42,483
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.34	$10.61
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.86	$11.14

Class C Shares
Net Assets	$3,814,851	$461,253
Shares Outstanding	369,020	43,428
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.34	$10.62

Class I Shares
Net Assets	$42,984,192	$8,277,711
Shares Outstanding	4,152,708	779,630
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.35	$10.62

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

16	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2017

Statements of Operations (Unaudited)

	Six Months Ended July 31, 2017
Investment Income	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund
Interest	$437,096	$114,942
Dividends from affiliated investment	22,737	3,731
Total investment income	$459,833	$118,673

Expenses
Investment adviser and administration fee	$77,064	$12,230
Distribution and service fees
Class A	6,297	568
Class C	16,539	1,971
Trustees’ fees and expenses	1,603	468
Custodian fee	13,335	8,725
Transfer and dividend disbursing agent fees	4,065	613
Legal and accounting services	19,852	16,745
Printing and postage	4,591	3,366
Registration fees	29,197	26,969
Miscellaneous	3,037	2,354
Total expenses	$175,580	$74,009
Deduct —
Allocation of expenses to affiliate	$56,413	$56,184
Total expense reductions	$56,413	$56,184

Net expenses	$119,167	$17,825

Net investment income	$340,666	$100,848

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(22,404)	$684
Investment transactions — affiliated investment	217	190
Net realized gain (loss)	$(22,187)	$874
Change in unrealized appreciation (depreciation) —
Investments	$1,049,786	$255,533
Investments — affiliated investment	722	—
Net change in unrealized appreciation (depreciation)	$1,050,508	$255,533

Net realized and unrealized gain	$1,028,321	$256,407

Net increase in net assets from operations	$1,368,987	$357,255

17	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2017

Statements of Changes in Net Assets

	Six Months Ended July 31, 2017 (Unaudited)
Increase (Decrease) in Net Assets	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund
From operations —
Net investment income	$340,666	$100,848
Net realized gain (loss) from investment transactions	(22,187)	874
Net change in unrealized appreciation (depreciation) from investments	1,050,508	255,533
Net increase in net assets from operations	$1,368,987	$357,255
Distributions to shareholders —
From net investment income
Class A	$(31,798)	$(5,657)
Class C	(8,201)	(3,345)
Class I	(300,616)	(91,848)
Total distributions to shareholders	$(340,615)	$(100,850)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$392,165	$70,100
Class C	1,167,756	75,499
Class I	5,137,265	1,515,037
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	27,848	5,657
Class C	8,201	3,345
Class I	300,279	91,848
Cost of shares redeemed
Class A	(404,386)	(212,964)
Class C	(95,324)	(15,829)
Class I	(2,375,889)	(24,037)
Net increase in net assets from Fund share transactions	$4,157,915	$1,508,656

Net increase in net assets	$5,186,287	$1,765,061

Net Assets
At beginning of period	$46,766,650	$7,424,789
At end of period	$51,952,937	$9,189,850

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(465)	$1,977

18	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2017

Statements of Changes in Net Assets — continued

	Year Ended January 31, 2017
Increase (Decrease) in Net Assets	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund
From operations —
Net investment income	$480,626	$189,238
Net realized gain (loss) from investment transactions	(12,867)	12,899
Net change in unrealized appreciation (depreciation) from investments	(881,655)	(319,871)
Net decrease in net assets from operations	$(413,896)	$(117,734)
Distributions to shareholders —
From net investment income
Class A	$(34,528)	$(12,672)
Class C	(3,234)	(5,775)
Class I	(442,515)	(170,772)
From net realized gain
Class A	—	(798)
Class C	—	(551)
Class I	—	(9,413)
Total distributions to shareholders	$(480,277)	$(199,981)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,059,721	$799,712
Class C	2,699,496	324,245
Class I	15,539,046	1,739,943
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	27,896	13,371
Class C	3,234	6,326
Class I	442,143	180,182
Cost of shares redeemed
Class A	(1,812,325)	(549,296)
Class C	(23,736)	(119,005)
Class I	(3,596,039)	(729,209)
Net increase in net assets from Fund share transactions	$18,339,436	$1,666,269

Net increase in net assets	$17,445,263	$1,348,554

Net Assets
At beginning of year	$29,321,387	$6,076,235
At end of year	$46,766,650	$7,424,789

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(516)	$1,979

19	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2017

Financial Highlights

	1-to-10 Year Laddered Fund — Class A
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31, 2017	Period Ended January 31, 2016(1)
Net asset value — Beginning of period	$10.120		$10.340	$10.000

Income (Loss) From Operations
Net investment income	$0.064		$0.120	$0.070
Net realized and unrealized gain (loss)	0.220		(0.220)	0.340

Total income (loss) from operations	$0.284		$(0.100)	$0.410

Less Distributions
From net investment income	$(0.064)		$(0.120)	$(0.070)

Total distributions	$(0.064)		$(0.120)	$(0.070)

Net asset value — End of period	$10.340		$10.120	$10.340

Total Return(2)(3)	2.81	%(4)	(0.99)%	4.12	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,154		$5,031	$1,838
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.65	%(5)	0.65%	0.65	%(5)
Net investment income	1.26	%(5)	1.14%	0.89	%(5)
Portfolio Turnover	6	%(4)	4%	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.23%, 0.31% and 1.45% of average daily net assets for the six months ended July 31, 2017, the year ended January 31, 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

20	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2017

Financial Highlights — continued

	1-to-10 Year Laddered Fund — Class C
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31, 2017	Period Ended January 31, 2016(1)
Net asset value — Beginning of period	$10.120		$10.340	$10.000

Income (Loss) From Operations
Net investment income	$0.025		$0.041	$0.015
Net realized and unrealized gain (loss)	0.220		(0.220)	0.340

Total income (loss) from operations	$0.245		$(0.179)	$0.355

Less Distributions
From net investment income	$(0.025)		$(0.041)	$(0.015)

Total distributions	$(0.025)		$(0.041)	$(0.015)

Net asset value — End of period	$10.340		$10.120	$10.340

Total Return(2)(3)	2.42	%(4)	(1.73)%	3.55	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,815		$2,665	$27
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.40	%(5)	1.40%	1.40	%(5)
Net investment income	0.50	%(5)	0.34%	0.19	%(5)
Portfolio Turnover	6	%(4)	4%	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.23%, 0.31% and 1.45% of average daily net assets for the six months ended July 31, 2017, the year ended January 31, 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

21	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2017

Financial Highlights — continued

	1-to-10 Year Laddered Fund — Class I
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31, 2017	Period Ended January 31, 2016(1)
Net asset value — Beginning of period	$10.130		$10.350	$10.000

Income (Loss) From Operations
Net investment income	$0.077		$0.146	$0.090
Net realized and unrealized gain (loss)	0.220		(0.220)	0.350

Total income (loss) from operations	$0.297		$(0.074)	$0.440

Less Distributions
From net investment income	$(0.077)		$(0.146)	$(0.090)

Total distributions	$(0.077)		$(0.146)	$(0.090)

Net asset value — End of period	$10.350		$10.130	$10.350

Total Return(2)(3)	2.94	%(4)	(0.74)%	4.42	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,984		$39,070	$27,456
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.40	%(5)	0.40%	0.40	%(5)
Net investment income	1.51	%(5)	1.40%	1.14	%(5)
Portfolio Turnover	6	%(4)	4%	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.23%, 0.31% and 1.45% of average daily net assets for the six months ended July 31, 2017, the year ended January 31, 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

22	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2017

Financial Highlights — continued

	10-to-20 Year Laddered Fund — Class A
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31, 2017	Period Ended January 31, 2016(1)
Net asset value — Beginning of period	$10.260		$10.610	$10.000

Income (Loss) From Operations
Net investment income	$0.128		$0.255	$0.192
Net realized and unrealized gain (loss)	0.350		(0.336)	0.610

Total income (loss) from operations	$0.478		$(0.081)	$0.802

Less Distributions
From net investment income	$(0.128)		$(0.254)	$(0.192)
From net realized gain	—		(0.015)	—

Total distributions	$(0.128)		$(0.269)	$(0.192)

Net asset value — End of period	$10.610		$10.260	$10.610

Total Return(2)(3)	4.68	%(4)	(0.82)%	8.11	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$451		$574	$345
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.65	%(5)	0.65%	0.65	%(5)
Net investment income	2.50	%(5)	2.35%	2.28	%(5)
Portfolio Turnover	22	%(4)	16%	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.47%, 1.50% and 3.35% of average daily net assets for the six months ended July 31, 2017, the year ended January 31, 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

23	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2017

Financial Highlights — continued

	10-to-20 Year Laddered Fund — Class C
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31, 2017	Period Ended January 31, 2016(1)
Net asset value — Beginning of period	$10.270		$10.620	$10.000

Income (Loss) From Operations
Net investment income	$0.088		$0.174	$0.134
Net realized and unrealized gain (loss)	0.350		(0.335)	0.619

Total income (loss) from operations	$0.438		$(0.161)	$0.753

Less Distributions
From net investment income	$(0.088)		$(0.174)	$(0.133)
From net realized gain	—		(0.015)	—

Total distributions	$(0.088)		$(0.189)	$(0.133)

Net asset value — End of period	$10.620		$10.270	$10.620

Total Return(2)(3)	4.29	%(4)	(1.56)%	7.58	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$461		$385	$192
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.40	%(5)	1.40%	1.40	%(5)
Net investment income	1.70	%(5)	1.59%	1.59	%(5)
Portfolio Turnover	22	%(4)	16%	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.47%, 1.50% and 3.35% of average daily net assets for the six months ended July 31, 2017, the year ended January 31, 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

24	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2017

Financial Highlights — continued

	10-to-20 Year Laddered Fund — Class I
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31, 2017	Period Ended January 31, 2016(1)
Net asset value — Beginning of period	$10.270		$10.610	$10.000

Income (Loss) From Operations
Net investment income	$0.140		$0.281	$0.217
Net realized and unrealized gain (loss)	0.351		(0.325)	0.607

Total income (loss) from operations	$0.491		$(0.044)	$0.824

Less Distributions
From net investment income	$(0.141)		$(0.281)	$(0.214)
From net realized gain	—		(0.015)	—

Total distributions	$(0.141)		$(0.296)	$(0.214)

Net asset value — End of period	$10.620		$10.270	$10.610

Total Return(2)(3)	4.80	%(4)	(0.47)%	8.33	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,278		$6,465	$5,540
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.40	%(5)	0.40%	0.40	%(5)
Net investment income	2.69	%(5)	2.61%	2.81	%(5)
Portfolio Turnover	22	%(4)	16%	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.47%, 1.50% and 3.35% of average daily net assets for the six months ended July 31, 2017, the year ended January 31, 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

25	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, two of which, each diversified, are included in these financial statements. They include Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund (1-to-10 Year Laddered Fund) and Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund (10-to-20 Year Laddered Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Affiliated Fund. The Funds may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2017, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

26

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2017, the 1-to-10 Year Laddered Fund, for federal income tax purposes, had deferred capital losses of $13,694 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2017, $10,034 are short-term and $3,660 are long-term.

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2017, as determined on a federal income tax basis, were as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Aggregate cost	$50,606,297	$9,522,838

Gross unrealized appreciation	$789,249	$287,917
Gross unrealized depreciation	(42,614)	(31,252)

Net unrealized appreciation	$746,635	$256,665

27

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Asset Rate
Daily Net Assets	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Up to $1 billion	0.32%	0.32%

On average daily net assets of $1 billion or more, the rates are reduced. The Funds invest their cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended July 31, 2017, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Investment Adviser and Administration Fee	$77,064	$12,230
Effective Annual Rate	0.32%	0.32%

EVM has agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65%, 1.40% and 0.40% of each Fund’s average daily net assets for Class A, Class C and Class I, respectively. These agreements may be changed or terminated after May 31, 2018. Pursuant to these agreements, EVM was allocated $56,413 and $56,184 of operating expenses of the 1-to-10 Year Laddered Fund and the 10-to-20 Year Laddered Fund, respectively, for the six months ended July 31, 2017.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended July 31, 2017 were as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

EVM’s Sub-Transfer Agent Fees	$288	$168
EVD’s Class A Sales Charges	$270	$—

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2017 for Class A shares amounted to the following:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Class A Distribution and Service Fees	$6,297	$568

28

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. For the six months ended July 31, 2017, the Funds paid or accrued to EVD the following distribution fees:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Class C Distribution Fees	$12,404	$1,478

Pursuant to the Class C Plan, the Funds also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2017 amounted to the following:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Class C Service Fees	$4,135	$493

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2017, the Funds were informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2017 were as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Purchases	$10,256,971	$3,204,479
Sales	$2,629,977	$1,611,753

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

1-to-10 Year Laddered Fund
	Six Months Ended July 31, 2017 (Unaudited)
	Class A	Class C	Class I

Sales	38,081	114,190	499,752
Issued to shareholders electing to receive payments of distributions in Fund shares	2,714	799	29,234
Redemptions	(39,389)	(9,377)	(232,172)

Net increase	1,406	105,612	296,814

29

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

	Year Ended January 31, 2017
	Class A	Class C	Class I

Sales	494,557	262,779	1,512,667
Issued to shareholders electing to receive payments of distributions in Fund shares	2,712	316	42,889
Redemptions	(177,995)	(2,326)	(353,106)

Net increase	319,274	260,769	1,202,450

10-to-20 Year Laddered Fund
	Six Months Ended July 31, 2017 (Unaudited)
	Class A	Class C	Class I

Sales	6,592	7,121	143,449
Issued to shareholders electing to receive payments of distributions in Fund shares	541	319	8,764
Redemptions	(20,620)	(1,521)	(2,319)

Net increase (decrease)	(13,487)	5,919	149,894

	Year Ended January 31, 2017
	Class A	Class C	Class I

Sales	73,877	29,984	159,927
Issued to shareholders electing to receive payments of distributions in Fund shares	1,263	597	16,964
Redemptions	(51,637)	(11,130)	(69,133)

Net increase	23,503	19,451	107,758

At July 31, 2017, EVM owned 46.4% and 61.5% of the value of the outstanding shares of the 1-to-10 Year Laddered Fund and the 10-to-20 Year Laddered Fund, respectively.

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Pursuant to an amendment dated August 16, 2017 to the line of credit agreement, the expiration date was extended to October 31, 2017. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2017.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

At July 31, 2017, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

1-to-10 Year Laddered Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$48,862,927	$—	$48,862,927
Short-Term Investments	—	2,490,005	—	2,490,005

Total Investments	$—	$51,352,932	$—	$51,352,932

10-to-20 Year Laddered Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$8,620,549	$—	$8,620,549
Short-Term Investments	—	1,158,954	—	1,158,954

Total Investments	$—	$9,779,503	$—	$9,779,503

The Funds held no investments or other financial instruments as of January 31, 2017 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

31

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

32

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements of Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund and Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund (together, the “Funds”) with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in the Adviser’s tax-advantaged bond strategies and municipal research groups in managing the Fund and other funds and accounts that invest primarily in municipal bonds and employ tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

33

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2017

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. In light of each Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

34

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2017

Officers and Trustees

Officers of Eaton Vance Municipals Trust II

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust II

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

19417    7.31.17

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

Semiannual Report

July 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2017

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	35

Officers and Trustees	39

Important Notices	40

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2017

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	02/01/2010	02/01/2010	4.36%	–0.47%	4.33%	6.68%
Class A with 4.75% Maximum Sales Charge	—	—	–0.57	–5.22	3.32	5.99
Class C at NAV	02/01/2010	02/01/2010	4.06	–1.14	3.57	5.89
Class C with 1% Maximum Sales Charge	—	—	3.06	–2.12	3.57	5.89
Class I at NAV	02/01/2010	02/01/2010	4.49	–0.22	4.59	6.94
Bloomberg Barclays 10 Year Municipal Bond Index	—	—	4.37%	0.45%	3.27%	4.79%
Bloomberg Barclays 15 Year Municipal Bond Index	—	—	4.39	–0.10	3.77	5.28

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.72%	1.47%	0.47%
Net				0.65	1.40	0.40

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.57%	0.82%	1.82%
SEC 30-day Yield – Subsidized				1.43	0.76	1.75
SEC 30-day Yield – Unsubsidized				1.43	0.76	1.75

Fund Profile5

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2017

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays 10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 8-12 years. Bloomberg Barclays 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12-17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charges reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective April 15, 2015, the Fund changed its investment objective and investment strategy. Performance prior to April 15, 2015 reflects the Fund’s performance under its former investment objective and policies.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 – July 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/17)	Ending Account Value (7/31/17)	Expenses Paid During Period* (2/1/17 – 7/31/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,043.60	$3.29	**	0.65%
Class C	$1,000.00	$1,040.60	$7.08	**	1.40%
Class I	$1,000.00	$1,044.90	$2.03	**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.26	**	0.65%
Class C	$1,000.00	$1,017.90	$7.00	**	1.40%
Class I	$1,000.00	$1,022.80	$2.01	**	0.40%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2017
Investment in 5-to-15 Year Laddered Municipal Bond Portfolio, at value (identified cost, $574,077,530)	$583,356,068
Receivable for Fund shares sold	3,063,671
Total assets	$586,419,739

Liabilities
Payable for Fund shares redeemed	$2,902,626
Distributions payable	160,479
Payable to affiliates:
Distribution and service fees	68,933
Other	4,660
Accrued expenses	46,151
Total liabilities	$3,182,849
Net Assets	$583,236,890

Sources of Net Assets
Paid-in capital	$581,510,010
Accumulated net realized loss from Portfolio	(7,525,334)
Accumulated distributions in excess of net investment income	(26,324)
Net unrealized appreciation from Portfolio	9,278,538
Total	$583,236,890

Class A Shares
Net Assets	$108,668,386
Shares Outstanding	8,826,610
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.31
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$12.92

Class C Shares
Net Assets	$55,534,878
Shares Outstanding	4,512,993
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.31

Class I Shares
Net Assets	$419,033,626
Shares Outstanding	34,066,858
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.30

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2017
Interest allocated from Portfolio	$6,143,027
Expenses allocated from Portfolio	(890,048)
Total investment income from Portfolio	$5,252,979

Expenses
Distribution and service fees
Class A	$138,095
Class C	263,031
Trustees’ fees and expenses	250
Custodian fee	16,614
Transfer and dividend disbursing agent fees	100,999
Legal and accounting services	16,247
Printing and postage	21,074
Registration fees	56,233
Miscellaneous	6,659
Total expenses	$619,202
Deduct —
Allocation of expenses to affiliate	$90,289
Total expense reductions	$90,289

Net expenses	$528,913

Net investment income	$4,724,066

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(1,518,529)
Net realized loss	$(1,518,529)
Change in unrealized appreciation (depreciation) —
Investments	$18,298,139
Net change in unrealized appreciation (depreciation)	$18,298,139

Net realized and unrealized gain	$16,779,610

Net increase in net assets from operations	$21,503,676

6	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017
From operations —
Net investment income	$4,724,066	$6,041,848
Net realized loss from investment transactions	(1,518,529)	(6,007,974)
Net change in unrealized appreciation (depreciation) from investments	18,298,139	(14,170,259)
Net increase (decrease) in net assets from operations	$21,503,676	$(14,136,385)
Distributions to shareholders —
From net investment income
Class A	$(989,463)	$(1,779,787)
Class C	(270,878)	(298,853)
Class I	(3,493,723)	(3,961,804)
Total distributions to shareholders	$(4,754,064)	$(6,040,444)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$26,302,357	$157,170,043
Class C	9,662,960	48,021,203
Class I	194,866,329	350,732,286
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	903,662	1,677,831
Class C	202,233	226,624
Class I	2,694,935	3,269,229
Cost of shares redeemed
Class A	(66,639,316)	(59,449,705)
Class C	(9,430,303)	(11,393,519)
Class I	(74,382,278)	(152,930,282)
Net increase in net assets from Fund share transactions	$84,180,579	$337,323,710
Other capital —
Portfolio transaction fee contributed to Portfolio	$(239,579)	$(642,954)
Portfolio transaction fee allocated from Portfolio	239,364	655,213
Net increase (decrease) in net assets from other capital	$(215)	$12,259

Net increase in net assets	$100,929,976	$317,159,140

Net Assets
At beginning of period	$482,306,914	$165,147,774
At end of period	$583,236,890	$482,306,914

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(26,324)	$3,674

7	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2017

Financial Highlights

	Class A
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31,
			2017		2016		2015		2014		2013
Net asset value — Beginning of period	$11.900		$12.220		$12.080		$10.800		$11.560		$11.710

Income (Loss) From Operations
Net investment income	$0.106		$0.175		$0.240		$0.293		$0.235		$0.182
Net realized and unrealized gain (loss)	0.411		(0.320)		0.140		1.280		(0.407)		0.582

Total income (loss) from operations	$0.517		$(0.145)		$0.380		$1.573		$(0.172)		$0.764

Less Distributions
From net investment income	$(0.107)		$(0.175)		$(0.240)		$(0.293)		$(0.235)		$(0.182)
From net realized gain	—		—		—		—		(0.353)		(0.732)

Total distributions	$(0.107)		$(0.175)		$(0.240)		$(0.293)		$(0.588)		$(0.914)

Net asset value — End of period	$12.310		$11.900		$12.220		$12.080		$10.800		$11.560

Total Return(1)(2)	4.36	%(3)	(1.21)%		3.23%		14.75%		(1.25)%		6.55%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$108,668		$144,984		$51,806		$7,909		$5,362		$14,340
Ratios (as a percentage of average daily net assets):(4)
Expenses(2)	0.65	%(5)	0.65%		0.67	%(6)	0.92	%(6)	0.96	%(7)	0.96	%(7)
Net investment income	1.78	%(5)	1.41%		1.93%		2.59%		1.89%		1.53%
Portfolio Turnover of the Portfolio(8)	20	%(3)	30	%(3)	—		—		—		—
Portfolio Turnover of the Fund	—		6	%(3)(9)	41%		122%		280%		211%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.05%, 0.07%, 0.18%, 0.56%, 0.49% and 0.35% of average daily net assets for the six months ended July 31, 2017 and the years ended January 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Expenses after custodian fee reduction were 0.95% and 0.95% for the years ended January 31, 2014 and 2013, respectively.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from February 1, 2016 through March 27, 2016 when the Fund was making investments directly in securities.

8	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2017

Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31,
			2017		2016		2015		2014		2013
Net asset value — Beginning of period	$11.890		$12.210		$12.070		$10.790		$11.550		$11.710

Income (Loss) From Operations
Net investment income	$0.061		$0.082		$0.152		$0.208		$0.152		$0.093
Net realized and unrealized gain (loss)	0.421		(0.320)		0.138		1.280		(0.406)		0.573

Total income (loss) from operations	$0.482		$(0.238)		$0.290		$1.488		$(0.254)		$0.666

Less Distributions
From net investment income	$(0.062)		$(0.082)		$(0.150)		$(0.208)		$(0.153)		$(0.094)
From net realized gain	—		—		—		—		(0.353)		(0.732)

Total distributions	$(0.062)		$(0.082)		$(0.150)		$(0.208)		$(0.506)		$(0.826)

Net asset value — End of period	$12.310		$11.890		$12.210		$12.070		$10.790		$11.550

Total Return(1)(2)	4.06	%(3)	(1.96)%		2.45%		13.92%		(1.99)%		5.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$55,535		$53,321		$18,594		$2,390		$2,132		$4,764
Ratios (as a percentage of average daily net assets):(4)
Expenses(2)	1.40	%(5)	1.40%		1.42	%(6)	1.67	%(6)	1.71	%(7)	1.71	%(7)
Net investment income	1.02	%(5)	0.66%		1.17%		1.85%		1.22%		0.66%
Portfolio Turnover of the Portfolio(8)	20	%(3)	30	%(3)	—		—		—		—
Portfolio Turnover of the Fund	—		6	%(3)(9)	41%		122%		280%		211%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.05%, 0.07%, 0.18%, 0.56%, 0.49% and 0.36% of average daily net assets for the six months ended July 31, 2017 and the years ended January 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Expenses after custodian fee reduction were 1.70% and 1.70% for the years ended January 31, 2014 and 2013, respectively.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from February 1, 2016 through March 27, 2016 when the Fund was making investments directly in securities.

9	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2017

Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31,
			2017		2016		2015		2014		2013
Net asset value — Beginning of period	$11.890		$12.210		$12.070		$10.790		$11.550		$11.710

Income (Loss) From Operations
Net investment income	$0.121		$0.206		$0.270		$0.322		$0.262		$0.212
Net realized and unrealized gain (loss)	0.411		(0.320)		0.140		1.280		(0.407)		0.572

Total income (loss) from operations	$0.532		$(0.114)		$0.410		$1.602		$(0.145)		$0.784

Less Distributions
From net investment income	$(0.122)		$(0.206)		$(0.270)		$(0.322)		$(0.262)		$(0.212)
From net realized gain	—		—		—		—		(0.353)		(0.732)

Total distributions	$(0.122)		$(0.206)		$(0.270)		$(0.322)		$(0.615)		$(0.944)

Net asset value — End of period	$12.300		$11.890		$12.210		$12.070		$10.790		$11.550

Total Return(1)(2)	4.49	%(3)	(0.97)%		3.49%		15.05%		(1.02)%		6.82%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$419,034		$284,003		$94,748		$15,344		$9,690		$10,347
Ratios (as a percentage of average daily net assets):(4)
Expenses(2)	0.40	%(5)	0.40%		0.42	%(6)	0.67	%(6)	0.71	%(7)	0.71	%(7)
Net investment income	2.00	%(5)	1.66%		2.21%		2.83%		2.41%		1.83%
Portfolio Turnover of the Portfolio(8)	20	%(3)	30	%(3)	—		—		—		—
Portfolio Turnover of the Fund	—		6	%(3)(9)	41%		122%		280%		211%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.05%, 0.07%, 0.18%, 0.56%, 0.49% and 0.34% of average daily net assets for the six months ended July 31, 2017 and the years ended January 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Expenses after custodian fee reduction were 0.70% and 0.70% for the years ended January 31, 2014 and 2013, respectively.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from February 1, 2016 through March 27, 2016 when the Fund was making investments directly in securities.

10	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (97.8% at July 31, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by the Portfolio’s investments in municipal obligations, which are exempt from regular federal income tax when received by the Portfolio, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to July 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain

11

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $5,888,433 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2017, $5,888,433 are short-term.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.32% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee (“Direct Assets”) up to $1 billion and is payable monthly. On Direct Assets of $1 billion and over, the annual fee is reduced. For the six months ended July 31, 2017, the Fund incurred no investment adviser fee on Direct Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65%, 1.40% and 0.40% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2018. Pursuant to this agreement, EVM was allocated $90,289 of the Fund’s operating expenses for the six months ended July 31, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2017, EVM earned $1,337 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $29,771 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser and administration fee. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2017 amounted to $138,095 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2017, the Fund paid or accrued to EVD $197,273 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2017 amounted to $65,758 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2017, the Fund was informed that EVD received approximately $14,000 and $6,000 of CDSCs paid by Class A and Class C shareholders, respectively.

12

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended July 31, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $107,851,105 and $26,570,240, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1H of the Portfolio’s Notes to Financial Statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017

Sales	2,159,121	12,740,940
Issued to shareholders electing to receive payments of distributions in Fund shares	74,477	137,317
Redemptions	(5,591,688)	(4,933,018)

Net increase (decrease)	(3,358,090)	7,945,239

Class C	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017

Sales	792,620	3,895,068
Issued to shareholders electing to receive payments of distributions in Fund shares	16,663	18,614
Redemptions	(779,249)	(953,318)

Net increase	30,034	2,960,364

Class I	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017

Sales	16,127,725	28,596,918
Issued to shareholders electing to receive payments of distributions in Fund shares	221,752	267,417
Redemptions	(6,172,228)	(12,733,028)

Net increase	10,177,249	16,131,307

13

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 95.4%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.0%(1)
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$53,723

		$53,723

Education — 4.1%
Alabama Public School and College Authority, 5.00%, 5/1/23	$500	$598,350
Alabama Public School and College Authority, 5.00%, 5/1/24	500	608,535
Brownsburg 1999 School Building Corp., IN, 4.00%, 8/5/26	200	227,398
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/24	235	280,541
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	240,624
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	685,978
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/30	150	165,392
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/31	260	284,573
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/32	250	271,878
Concord Community Schools Building Corp., IN, 4.00%, 1/15/22	500	553,460
Concord Community Schools Building Corp., IN, 5.00%, 7/15/22	500	581,990
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/28	400	465,032
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/29	1,000	1,155,540
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/30	750	860,775
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/31	250	285,135
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/22	650	763,256
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/23	430	504,119
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/23	235	278,094
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/24	450	535,261
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/24	385	461,303
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/25	540	653,297
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/26	555	673,803
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/26	500	609,600
Lawrence Township School Building Corp., IN, 4.00%, 1/15/28	565	630,331
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	1,105	1,326,221
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/22	630	730,712
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/23	300	352,818

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/24	$250	$297,218
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/28	715	796,960
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/29	400	439,840
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/30	300	326,292
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/31	300	323,919
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/27	625	756,062
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/22	175	202,442
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/24	220	263,386
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	230,720
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/23	100	116,705
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/26	150	175,308
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/27	425	492,401
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/23	120	142,142
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/24	100	120,407
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/31	375	440,783
S.M. Educational Building Corp., MS, 5.00%, 9/1/25	250	305,610
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	900,697
Saginaw Valley State University, MI, 5.00%, 7/1/27	750	891,772
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,178,130
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/22	520	602,852
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/23	250	295,158
Western Michigan University, 5.00%, 11/15/24	500	603,235

		$24,686,055

Electric Utilities — 2.6%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,158,000
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	500	599,810
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,187,640
Fayetteville Public Works Commission, NC, 5.00%, 3/1/25	1,000	1,231,090
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	287,483

14	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	$100	$119,959
Marquette Board of Light and Power, MI, 5.00%, 7/1/22	230	266,126
Marquette Board of Light and Power, MI, 5.00%, 7/1/23	450	528,133
Marquette Board of Light and Power, MI, 5.00%, 7/1/24	475	565,440
Marquette Board of Light and Power, MI, 5.00%, 7/1/25	345	414,421
Marquette Board of Light and Power, MI, 5.00%, 7/1/26	775	937,967
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	876,840
Minnesota Municipal Power Agency, 5.00%, 10/1/23	230	273,769
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	602,670
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	1,000	1,194,720
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/22	500	569,115
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23	1,325	1,538,047
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	596,635
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	139,979
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	357,684
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	301,990
Springfield Electric System Revenue, IL, 5.00%, 3/1/22	500	570,325
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	250	293,122
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	250	290,928
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	250	289,068
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	293,192

		$15,484,153

Escrowed / Prerefunded — 0.1%
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	$500	$591,465

		$591,465

General Obligations — 33.0%
Ada and Canyon Counties Joint School District No. 3, ID, 5.00%, 9/15/31	$500	$606,065
Adams 12 Five Star Schools, CO, 5.00%, 12/15/32	2,500	2,995,000
Addison, TX, 5.00%, 2/15/26	270	317,339
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/29	175	196,758
Anchorage, AK, 5.00%, 9/1/23	750	895,080
Anchorage, AK, 5.00%, 9/1/24	250	303,065

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Anchorage, AK, 5.00%, 9/1/25	$750	$916,620
Anchorage, AK, 5.00%, 9/1/27	780	945,727
Anne Arundel County, MD, 5.00%, 10/1/26	1,325	1,646,498
Arkansas, 4.00%, 6/1/28	500	559,690
Avon, OH, 4.00%, 12/1/31	590	645,725
Bayfield School District No. 10 JT-R, CO, 5.00%, 12/1/32	1,250	1,484,050
Belding Area Schools, MI, 5.00%, 5/1/28	250	299,093
Belding Area Schools, MI, 5.00%, 5/1/30	250	294,360
Birmingham Public Schools, MI, 4.00%, 11/1/22	300	340,941
Birmingham Public Schools, MI, 4.00%, 11/1/23	1,325	1,527,142
Boston, MA, 4.00%, 4/1/30	1,500	1,709,400
Boston, MA, 4.00%, 4/1/31	1,500	1,695,555
Brookline, MA, 4.00%, 3/1/30	335	377,970
Brookline, MA, 4.00%, 3/1/31	250	279,930
Bryant School District No. 25, AR, 3.00%, 2/1/22	975	1,036,396
Bryant School District No. 25, AR, 3.00%, 2/1/23	1,005	1,064,637
Bryant School District No. 25, AR, 3.00%, 2/1/24	1,035	1,088,665
Bryant School District No. 25, AR, 3.00%, 2/1/25	1,065	1,109,485
Bryant School District No. 25, AR, 3.00%, 2/1/26	1,100	1,134,408
Burlington, VT, 5.00%, 11/1/22	450	523,530
Burlington, VT, 5.00%, 11/1/23	450	531,679
Burlington, VT, 5.00%, 11/1/24	400	478,752
Burlington, VT, 5.00%, 11/1/25	400	481,324
Burlington, VT, 5.00%, 11/1/26	250	303,195
Burlington, VT, 5.00%, 11/1/27	225	270,772
Burlington, VT, 5.00%, 11/1/28	370	441,787
California, 4.00%, 9/1/26	750	878,647
California, 4.00%, 9/1/27	340	389,980
California, 4.00%, 9/1/28	150	170,112
California, 4.00%, 9/1/31	400	439,432
California, 5.00%, 8/1/24	1,500	1,843,335
California, 5.00%, 8/1/26	2,010	2,486,692
California, 5.00%, 8/1/32	1,590	1,903,627
California, 5.25%, 9/1/23	500	582,085
Central Dauphin School District, PA, 5.00%, 2/1/29	500	601,930
Colonial School District, PA, 5.00%, 2/15/29	100	120,171
Colonial School District, PA, 5.00%, 2/15/31	100	118,463
Colonial School District, PA, 5.00%, 2/15/32	100	117,904
Colonial School District, PA, 5.00%, 2/15/33	200	234,854
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/29	1,000	1,189,120
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/30	2,000	2,365,280
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/31	1,000	1,177,960

15	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/32	$630	$737,024
Cuyahoga Community College District, OH, 4.00%, 2/1/27	1,000	1,116,510
Cuyahoga Community College District, OH, 4.00%, 2/1/28	750	827,205
Dare County, NC, Limited Obligation Bonds, 4.00%, 6/1/31	125	134,683
Deer Valley Unified School District No. 97, AZ, 5.00%, 7/1/23	250	299,600
Delaware County, OH, 1.50%, 12/1/22	110	110,088
Delaware County, OH, 4.00%, 12/1/27	150	169,862
Delaware County, OH, 4.00%, 12/1/28	255	284,639
Delaware County, OH, 4.00%, 12/1/29	175	193,394
Dowagiac Union School District, MI, 4.00%, 5/1/22	325	363,782
Dowagiac Union School District, MI, 4.00%, 5/1/23	350	396,624
Dowagiac Union School District, MI, 4.00%, 5/1/24	250	285,238
Dowagiac Union School District, MI, 4.00%, 5/1/25	630	719,000
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	398,857
Dublin, OH, 4.00%, 12/1/31(2)	500	555,550
DuPage and Cook Counties Community Consolidated School District No. 181, IL, 4.00%, 1/15/29	315	353,506
DuPage County Community Unit School District No. 200, IL, 4.00%, 11/1/22	1,500	1,684,155
Edgewood City School District, OH, 5.25%, 12/1/33	500	585,880
Edinburg, TX, 5.00%, 3/1/22	1,215	1,400,166
Edinburg, TX, 5.00%, 3/1/23	1,235	1,452,187
Edinburg, TX, 5.00%, 3/1/24	315	375,842
Edinburg, TX, 5.00%, 3/1/25	310	372,769
Elgin, IL, 3.00%, 12/15/22	1,410	1,503,765
Elgin, IL, 3.00%, 12/15/23	1,645	1,755,166
Elgin, IL, 3.00%, 12/15/24	1,770	1,883,439
Ennis Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	500	590,060
Florida, (Department of Transportation), 4.00%, 7/1/32	3,295	3,642,754
Florida, (Department of Transportation), 5.00%, 7/1/28	2,945	3,690,968
Florida, (Department of Transportation), 5.00%, 7/1/29	2,500	3,103,000
Flower Mound, TX, 4.00%, 3/1/24(2)	700	801,661
Flower Mound, TX, 4.00%, 3/1/27	1,000	1,125,230
Flower Mound, TX, 4.00%, 3/1/32(2)	390	422,105
Flower Mound, TX, 4.00%, 3/1/33(2)	350	377,437
Flower Mound, TX, 5.00%, 3/1/25(2)	715	873,222
Flower Mound, TX, 5.00%, 3/1/26(2)	960	1,183,363
Flower Mound, TX, 5.00%, 3/1/27(2)	510	624,770
Frenship Independent School District, TX, 5.00%, 2/15/32	2,000	2,331,880
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	500	550,385
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	1,500	1,175,205
Glen Rock Board of Education, NJ, 5.00%, 9/1/30	250	300,360

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Glen Rock Board of Education, NJ, 5.00%, 9/1/31	$445	$530,075
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	611,730
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	1,008,136
Hawaii County, HI, 4.00%, 9/1/31	2,955	3,249,879
Healdsburg Unified School District, CA, (Election of 2012), 0.00%, 8/1/26	100	78,380
Homewood, AL, 5.00%, 9/1/28	2,000	2,432,700
Homewood, AL, 5.00%, 9/1/29	2,000	2,414,520
Huber Heights City School District, OH, 5.00%, 12/1/26	840	1,019,113
Johnson County Unified School District No. 233, KS, 5.00%, 9/1/22	1,600	1,888,400
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/22	155	173,406
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/23	340	386,424
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/24	340	390,388
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/25	555	640,298
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/26	500	579,045
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/22	195	204,805
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/23	200	210,322
Kane and DeKalb Counties Community Unit School District No. 302, IL, 3.00%, 2/1/27	475	482,590
Kane and DeKalb Counties Community Unit School District No. 302, IL, 5.00%, 2/1/26	390	465,508
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,135,600
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,842,554
Kent, WA, 4.00%, 12/1/30	1,000	1,106,290
La Porte Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	1,025	1,195,017
Lakeland, FL, 5.00%, 10/1/25	635	755,352
Lakeland, FL, 5.00%, 10/1/28	1,500	1,735,170
Lakeland, FL, 5.00%, 10/1/30	1,000	1,143,210
Lakewood, OH, 4.00%, 12/1/30	400	440,872
Lansing School District, MI, 5.00%, 5/1/24	1,485	1,779,312
Laredo Community College District, TX, 4.00%, 8/1/22	240	266,779
Laredo Community College District, TX, 5.00%, 8/1/23	165	194,997
Laredo Community College District, TX, 5.00%, 8/1/24	140	167,240
Laredo Community College District, TX, 5.00%, 8/1/25	110	132,653
Laredo Community College District, TX, 5.00%, 8/1/26	320	387,133

16	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	$950	$569,259
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	2,000	2,264,760
Little Rock School District, AR, 3.00%, 2/1/23	400	415,724
Lubbock, TX, 4.00%, 2/15/31	500	545,085
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	236,996
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	356,346
Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,189,620
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/22	1,000	1,173,850
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/23	1,000	1,196,210
Miamisburg City School District, OH, 4.00%, 12/1/31	300	325,770
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	610,445
Minneapolis Special School District No. 1, MN, 3.00%, 2/1/23	250	267,740
Minneapolis-St. Paul Metropolitan Council, 4.00%, 3/1/28	2,000	2,340,300
Monroe, NC, Limited Obligation Bonds, 3.00%, 3/1/23	500	537,120
Monroe, NC, Limited Obligation Bonds, 5.00%, 3/1/22	350	405,472
Montgomery County, PA, 4.00%, 7/1/27	1,110	1,269,185
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	137,009
Mt. Lebanon School District, PA, 4.00%, 2/15/30	1,500	1,687,350
New York, NY, 5.00%, 8/1/25	2,000	2,466,220
Newberry County, SC, 5.00%, 5/1/22	1,500	1,754,985
Newport News, VA, 4.00%, 8/1/31	1,675	1,874,844
North Fond du Lac School District, WI, 4.00%, 4/1/25	1,240	1,416,415
North Royalton City School District, OH, 4.00%, 12/1/32(2)	600	650,742
Oakland Schools Intermediate School District, MI, 5.00%, 5/1/25	920	1,127,230
Olentangy Local School District, OH, 4.00%, 12/1/27	415	472,930
Olentangy Local School District, OH, 4.00%, 12/1/30	630	696,963
Owen J. Roberts School District, PA, 4.00%, 5/15/29	750	807,712
Pasadena, TX, 4.00%, 2/15/28	500	557,655
Pasadena, TX, 4.00%, 2/15/29	250	276,278
Pasadena, TX, 4.00%, 2/15/30	500	546,965
Pasadena, TX, 4.00%, 2/15/31	750	814,762
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	830,478
Penn Hills, PA, 5.00%, 12/1/27	1,000	1,202,390
Pennsylvania, 4.00%, 6/15/31	235	249,415
Pennsylvania, 5.00%, 7/1/24	650	780,487
Pennsylvania, 5.00%, 9/15/25	1,000	1,214,680
Peoria, IL, 5.00%, 1/1/27	500	587,080

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Pittsburg Unified School District, CA, 5.00%, 8/1/28(2)	$1,095	$1,360,833
Pittsburg Unified School District, CA, 5.00%, 8/1/29(2)	1,150	1,412,073
Pittsburg Unified School District, CA, 5.00%, 8/1/30(2)	1,160	1,413,692
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/30(2)	420	511,854
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/31(2)	370	446,978
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/32(2)	670	806,506
Pleasant Prairie, WI, 2.00%, 9/1/23	1,000	1,010,390
Port Arthur Independent School District, TX, 5.00%, 2/15/22	500	576,720
Prosper Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	1,020	1,234,241
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/22	430	505,981
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/23	445	534,031
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/24	465	566,668
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/25	485	597,622
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/26	505	627,498
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/27	530	650,008
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	672,888
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/29	575	689,402
Rhode Island Health and Educational Building Corp., (Tiverton Public Schools), 5.00%, 5/15/26	1,000	1,225,620
Romeo Community Schools, MI, 5.00%, 5/1/22	575	669,950
Romeo Community Schools, MI, 5.00%, 5/1/25	1,000	1,215,060
Romeo Community Schools, MI, 5.00%, 5/1/26	1,270	1,552,219
Romeo Community Schools, MI, 5.00%, 5/1/29	1,000	1,191,180
Romeo Community Schools, MI, 5.00%, 5/1/30	800	946,512
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/21	300	341,742
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/22	500	578,960
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	588,335
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	750	823,912
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	250	273,028
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	400	445,036

17	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	$300	$330,663
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	200	219,052
South Texas College District, 5.00%, 8/15/30	1,295	1,520,291
Southfield Public Schools, MI, 5.00%, 5/1/25	1,100	1,336,566
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,230,200
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	500	611,685
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	735	918,765
Springfield, MO, (Sewer System Improvements), 5.00%, 4/1/22	500	579,690
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/28	1,700	2,089,470
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/29	1,000	1,218,720
Stamford, CT, 4.00%, 8/1/27	750	863,527
Sugar Land, TX, 5.00%, 2/15/26	555	685,225
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	515	622,692
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	450	539,730
Trussville, AL, 5.00%, 10/1/31	250	289,763
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	577,111
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	595,015
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	606,362
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	570	628,260
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	590	646,203
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	395	465,065
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/23	415	499,166
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	435	530,548
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/25	460	567,014
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	485	591,210
Vestavia Hills, AL, 4.00%, 2/1/23	1,320	1,485,766
Virginia Resources Authority, (Pooled Financing Program), 5.00%, 11/1/25	600	746,994
Washington, 5.00%, 8/1/23	1,000	1,206,810
Waupun School District, WI, 4.00%, 4/1/24	105	119,167
Waupun School District, WI, 4.00%, 4/1/26	400	450,244

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/22	$400	$374,044
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	150	136,905
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	150	133,007
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	750	643,717
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/28	150	111,882
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/29	250	177,423
West Chester Township, OH, 4.00%, 12/1/26	1,140	1,304,137
West Chester Township, OH, 4.00%, 12/1/27	400	452,964
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	750	799,942
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/31	750	796,507
Williamson County, TX, 5.00%, 2/15/28	300	356,652
York County, PA, 5.00%, 6/1/27	1,225	1,472,866

		$196,775,890

Hospital — 11.8%
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	$250	$295,230
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	107,907
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	898,845
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 4.00%, 7/1/30	500	541,915
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 4.00%, 7/1/31	450	484,240
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	44,125
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	847,387
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/24	1,070	1,268,945
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/25	400	476,664
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/26	500	597,370
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	589,465
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/29	1,000	1,157,430

18	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/31	$1,000	$1,128,320
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/32	1,000	1,123,910
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/24	500	596,650
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/23(2)	1,000	1,193,560
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/24(2)	500	605,090
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26(2)	300	367,851
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/24	175	204,677
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,143,140
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/23	400	450,740
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/22	350	406,861
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/25	1,200	1,448,724
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/27	450	538,425
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/30	650	755,176
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/23	150	176,201
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	299,620
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	296,740
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	292,950
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/30	2,000	2,352,160
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	1,500	1,755,855
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/32	2,000	2,330,620
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,150,770
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	698,762
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/34	250	290,767
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/24	550	656,870

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	$500	$605,365
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	500	596,490
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	500	589,935
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/29	210	245,238
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/30	500	577,935
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/31	250	286,332
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/24	1,000	1,203,830
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/27	2,500	3,001,675
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	607,975
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	566,175
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	566,484
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,161,010
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	584,680
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	590,775
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/23	1,000	1,196,440
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/24	2,000	2,414,260
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/26	500	613,420
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/29	1,000	1,204,990
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	800	920,552
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,196,810
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	550	663,448
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	835,086
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	828,338
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	606,362

19	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	$700	$811,769
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	121,342
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,175,250
Norman Regional Hospital Authority, OK, 5.00%, 9/1/29	1,000	1,147,110
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/27	115	136,434
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	535	631,295
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/28	1,000	1,170,130
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	1,000	1,161,940
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/30	1,000	1,153,060
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/31	1,000	1,141,960
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/22	775	892,281
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/24	630	752,907
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/27	600	727,224
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,197,810
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	285,270
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	155,531
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	245	275,645
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	225	257,497
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	350,868
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	725,631
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/21	100	112,773
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/22	200	230,430
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/23	300	351,456
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	500	590,795
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/21	200	228,956

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/23	$55	$65,347
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	420,262
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	404,680
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	400	481,292
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	305	362,361
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	587,495
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	400	462,132
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	400	460,320
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/22(2)	220	253,436
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/23(2)	215	251,789
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/24(2)	200	236,890
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/25(2)	250	299,060
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26(2)	400	482,296
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	701,467

		$70,491,758

Housing — 1.4%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$300	$313,224
Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	1,034,040
New York City Housing Development Corp., NY, 1.95%, 11/1/23	1,170	1,178,342
New York Mortgage Agency, 1.75%, 4/1/24	250	249,295
New York Mortgage Agency, 1.95%, 10/1/25	650	641,024
Virginia Housing Development Authority, 1.70%, 5/1/22	845	850,535
Virginia Housing Development Authority, 1.85%, 5/1/23	820	832,439
Virginia Housing Development Authority, 1.95%, 11/1/23	295	299,027
Virginia Housing Development Authority, 2.25%, 5/1/25	170	173,082
Virginia Housing Development Authority, 2.40%, 5/1/26	520	527,259
Virginia Housing Development Authority, 2.55%, 5/1/27	930	943,113
Washington Housing Finance Commission, 2.05%, 6/1/24	310	320,453
Washington Housing Finance Commission, 2.25%, 6/1/25	455	472,322
Washington Housing Finance Commission, 2.30%, 12/1/25	130	135,023
Washington Housing Finance Commission, 2.40%, 6/1/26	105	108,094

		$8,077,272

20	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 0.1%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$558,310

		$558,310

Insured – Escrowed / Prerefunded — 0.0%(1)
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	$5	$6,171

		$6,171

Insured – General Obligations — 2.3%
Albertville, AL, (BAM), 4.00%, 6/1/28	$1,230	$1,324,858
Albertville, AL, (BAM), Series A, 4.00%, 6/1/30	1,605	1,716,515
Albertville, AL, (BAM), Series C, 4.00%, 6/1/30	610	652,383
Bellwood, IL, (AGM), 5.00%, 12/1/22	500	572,805
Bellwood, IL, (AGM), 5.00%, 12/1/23	1,000	1,162,410
Crawford County Unified School District No. 250, KS, (BAM), 5.00%, 9/1/26	250	302,872
New Britain, CT, (AGM), 5.00%, 3/1/32	1,000	1,163,220
New Britain, CT, (BAM), 5.00%, 3/1/23	550	645,447
New Britain, CT, (BAM), 5.00%, 3/1/24	550	653,235
New Britain, CT, (BAM), 5.00%, 3/1/25	395	469,797
Northern Palm Beach County Improvement District, FL, (AGM), 5.00%, 8/1/23	250	292,658
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	516,845
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/21	190	215,926
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/22	320	370,355
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/23	400	470,148
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	386,223
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/25	1,720	1,959,235
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	776,905

		$13,651,837

Insured – Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/26	$500	$650,960

		$650,960

Insured – Lease Revenue / Certificates of Participation — 2.4%
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/23	$1,000	$1,172,980
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	1,500	1,800,975

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation (continued)
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/26	$1,250	$1,512,737
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/28	500	593,415
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,456,040
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	300,370
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	118,704
El Paso County, CO, (Terry R. Harris Judicial Complex), (AGM), 2.00%, 12/1/22	870	890,219
El Paso County, CO, (Terry R. Harris Judicial Complex), (AGM), 2.00%, 12/1/23	1,640	1,670,963
Highlands County School Board, FL, (BAM), 5.00%, 3/1/23	500	580,120
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	469,296
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	200	231,950
Pasco County School Board, FL, (BAM), 5.00%, 8/1/22	300	348,906
Pasco County School Board, FL, (BAM), 5.00%, 8/1/23	255	302,318
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	492,443
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	370,160
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	433,601
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	727,760
Pasco County School Board, FL, (BAM), 5.00%, 8/1/28	410	488,146
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	510	599,791

		$14,560,894

Insured – Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$139,551
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	515,067

		$654,618

Insured – Transportation — 0.6%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/22	$840	$974,803
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/23	440	516,850
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	350	416,258
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	598,710
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	382,394
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	444,274

		$3,333,289

Insured – Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/22	$250	$289,662
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	150	178,907

21	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$292,830
Weatherford, TX, Utility System Revenue, (AGM), 5.00%, 9/1/22	100	116,614

		$878,013

Lease Revenue / Certificates of Participation — 7.8%
Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,101,950
Broward County School Board, FL, 5.00%, 7/1/22	1,500	1,752,975
Broward County School Board, FL, 5.00%, 7/1/23	500	597,010
Broward County School Board, FL, 5.00%, 7/1/24	1,250	1,512,662
Broward County School Board, FL, 5.00%, 7/1/25	500	611,580
Broward County School Board, FL, 5.00%, 7/1/27	500	604,690
Broward County School Board, FL, 5.00%, 7/1/28	1,250	1,499,475
Broward County School Board, FL, 5.00%, 7/1/29	500	595,830
Broward County School Board, FL, 5.00%, 7/1/30	500	591,890
Broward County School Board, FL, 5.00%, 7/1/31	600	707,394
California Public Works Board, 4.00%, 12/1/31	1,000	1,085,120
California Public Works Board, 5.00%, 11/1/26	1,000	1,246,400
California Public Works Board, 5.00%, 11/1/27	1,000	1,228,440
California Public Works Board, 5.00%, 11/1/28	1,000	1,216,020
California Public Works Board, 5.00%, 11/1/29	1,000	1,204,960
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	607,415
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/27	500	600,025
Colorado Department of Transportation, 5.00%, 6/15/30	350	415,625
Colorado Department of Transportation, 5.00%, 6/15/31	310	366,581
Cuyahoga County, OH, (Convention Hotel), 5.00%, 12/1/26	250	292,003
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	241,516
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/22	515	585,849
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	155,465
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	639,655
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	665,954
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	687,564
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	706,682
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	725,354
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/29	675	752,699
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/30	700	774,494
IPS Multi-School Building Corp., IN, 4.00%, 7/15/30	155	167,200
Kentucky Property and Buildings Commission, 5.00%, 4/1/27	1,710	2,077,530
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,741,481
Medina City School District, OH, 5.00%, 12/1/23	350	415,958
Medina City School District, OH, 5.00%, 12/1/24	400	481,056

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Oklahoma Development Finance Authority, (State System of Higher Education), 4.00%, 6/1/29	$855	$935,892
Orange County School Board, FL, 5.00%, 8/1/32	1,935	2,260,119
Pennington County, SD, Certificates of Participation, 5.00%, 6/1/26(2)	1,235	1,492,510
Pennington County, SD, Certificates of Participation, 5.00%, 6/1/27(2)	1,300	1,555,008
Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30(2)	885	1,056,044
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	586,470
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	1,013,072
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,123,422
South Dakota Building Authority, 5.00%, 6/1/26	500	617,745
South Dakota Building Authority, 5.00%, 6/1/27	635	749,059
South Dakota Building Authority, 5.00%, 6/1/28	210	250,356
South Dakota Building Authority, Series 2015B, 5.00%, 6/1/30	200	234,498
South Dakota Building Authority, Series 2017A, 5.00%, 6/1/30	900	1,089,306
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	650	687,355
Tulsa County Industrial Authority, OK, (Broken Arrow Public Schools), 5.00%, 9/1/23	500	592,055
Washington, Certificates of Participation, 5.00%, 7/1/32	2,875	3,426,166

		$46,325,579

Other Revenue — 2.7%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$300	$345,594
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,185,980
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	1,000	1,178,130
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/30	1,000	1,170,120
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	600	706,656
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/24	150	180,831
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/25	155	188,296
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	183,538
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/22	675	778,295
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	500	601,280

22	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	$500	$591,610
Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,492,199
Rhode Island Health and Educational Building Corp., (Barrington), 4.00%, 5/15/32	1,000	1,097,150
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,318,916
Spartanburg County School District No. 7, SC, Special Obligation Bonds, 5.00%, 12/1/24	500	606,285
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/31	2,500	2,990,150
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,190,530

		$15,805,560

Senior Living / Life Care — 4.1%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$50	$55,730
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	100	109,483
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/20	250	274,998
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	250	281,433
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/22	250	287,265
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	118,889
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	645,331
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/25	1,175	1,377,053
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,199,617
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/29	1,455	1,650,319
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/30	645	727,012
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	500	559,670
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	285,630
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	284,245
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/24	630	680,526

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/26	$500	$537,855
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/24	675	756,108
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/25	500	560,225
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/21	325	364,637
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	257,895
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/23	225	262,778
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/24	480	565,627
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/24	200	236,494
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/27	250	291,100
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/28	250	288,837
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/31	250	282,990
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	986,340
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/22	400	453,068
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23	600	689,562
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/24	440	508,702
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/26	385	445,175
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/28	250	282,743
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29	600	673,842
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30	200	222,916
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	250	276,785
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 4.00%, 11/1/21	200	215,478
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/22	175	198,126
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/23	200	228,650
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/28	590	665,585

23	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/31	$410	$454,596
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/30	200	228,440
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/31	675	767,387
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/22	375	422,662
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/23	865	987,077
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/25	750	862,507
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/23	200	233,872
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/27	250	296,275
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/29	440	513,454
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/30	475	543,837
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/31	470	535,165

		$24,633,991

Special Tax Revenue — 6.6%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$120,768
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/22	275	313,767
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/23	260	301,369
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/24	315	369,256
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/25	450	533,583
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/27	300	357,228
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/28	300	354,231
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/29	300	351,756
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/22	500	587,085
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23	500	598,950
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/23	125	142,056
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/24	200	228,732
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/25	225	258,014
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/26	250	286,998
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/27	465	533,787

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/28	$400	$452,984
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/29	250	280,195
Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 4.00%, 10/1/24	420	480,337
Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 4.00%, 10/1/25	435	498,828
Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 4.00%, 10/1/27	885	1,015,918
Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 4.00%, 10/1/29	500	560,390
Cleveland, OH, Income Tax Revenue, (Public Facilities Improvements), 4.00%, 10/1/24	200	228,732
Cleveland, OH, Income Tax Revenue, (Public Facilities Improvements), 4.00%, 10/1/25	200	229,346
Cleveland, OH, Income Tax Revenue, (Public Facilities Improvements), 4.00%, 10/1/26	150	172,199
Cleveland, OH, Income Tax Revenue, (Public Facilities Improvements), 4.00%, 10/1/27	240	275,503
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 9/1/32	2,040	2,333,454
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/21	500	571,635
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/22	500	583,635
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	500	594,225
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/26	450	554,395
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/27	650	792,012
Euless, TX, Tax and Waterworks and Sewer System Revenue, 5.00%, 2/15/22	140	162,415
Hamilton County, OH, Sales Tax Revenue, 5.00%, 12/1/22	600	710,784
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/22	250	290,118
Lafayette, LA, Sales Tax Revenue, 5.00%, 3/1/31	1,400	1,652,770
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/31	1,000	1,209,800
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	601,805
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/25	500	604,550
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/26	1,025	1,251,248
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/29	900	1,074,915
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/30	950	1,126,082
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/31	895	1,054,981

24	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/32	$735	$862,655
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/30	1,500	1,820,940
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	2,140,524
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 5.00%, 7/1/32	2,500	3,052,025
St. Lucie County, FL, Special Tax Revenue, 5.00%, 10/1/29	1,445	1,753,392
St. Lucie County, FL, Special Tax Revenue, 5.00%, 10/1/30	1,000	1,206,960
St. Lucie County, FL, Special Tax Revenue, 5.00%, 10/1/32	1,000	1,195,890
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	119,863
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	163,843
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 4.00%, 9/1/31	1,000	1,120,770
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,204,260
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/28	250	292,190

		$39,634,148

Transportation — 10.5%
Alameda Corridor Transportation Authority, CA, 4.00%, 10/1/23	$250	$278,138
Alameda Corridor Transportation Authority, CA, 5.00%, 10/1/24	250	296,533
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.10% to 4/1/22 (Put Date), 4/1/45	2,000	2,054,380
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,903,014
Brazoria County Toll Road Authority, TX, 5.00%, 3/1/29	1,580	1,927,316
Brazoria County Toll Road Authority, TX, 5.00%, 3/1/33	1,985	2,359,887
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/22	150	173,082
Chicago, IL, (O’Hare International Airport), Series 2015B, 5.00%, 1/1/24	200	239,488
Chicago, IL, (O’Hare International Airport), Series 2016B, 5.00%, 1/1/24	500	598,720
Chicago, IL, (O’Hare International Airport), Series 2015B, 5.00%, 1/1/25	100	121,003
Chicago, IL, (O’Hare International Airport), Series 2016B, 5.00%, 1/1/25	1,000	1,210,030
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/26	1,000	1,218,770
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	176,517
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	175,295
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/30	500	580,645
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,156,180
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	500	574,100

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	$2,905	$3,559,235
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/29	3,060	3,723,377
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/30	1,000	1,207,520
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	1,000	1,200,170
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	2,565	3,064,380
Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,500,859
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/23	1,000	1,191,500
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/24	650	783,718
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/25	625	759,769
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,650	1,957,642
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/32	2,200	2,598,310
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/22	100	115,608
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/23	150	176,555
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/24	195	233,199
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	585,985
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,164,470
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	867,945
Georgia State Road and Tollway Authority, 5.00%, 6/1/26(2)	350	431,546
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	787,683
Illinois Toll Highway Authority, 5.00%, 1/1/29	175	204,761
Illinois Toll Highway Authority, 5.00%, 12/1/32	350	402,419
Kentucky Asset/Liability Commission, 2014 Federal Highway Trust Fund, 5.00%, 9/1/24	1,200	1,444,968
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	301,035
Kentucky Turnpike Authority, 5.00%, 7/1/33	500	570,855
Metropolitan Transportation Authority, NY, 5.00%, 11/15/22	500	592,290
Metropolitan Transportation Authority, NY, 5.00%, 11/15/23	500	602,355
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24	500	609,305
Metropolitan Transportation Authority, NY, 5.00%, 11/15/25	500	614,580
Metropolitan Transportation Authority, NY, 5.00%, 11/15/26	1,000	1,237,970
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	750	848,077
Miami-Dade County, FL, Seaport Revenue, 5.00%, 10/1/23	130	151,654
New Brunswick Parking Authority, NJ, 5.00%, 9/1/22	500	574,715
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	181,077
New Orleans Aviation Board, LA, 5.00%, 1/1/31	190	224,128
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/23	750	886,792
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	550	647,498
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	467,480
Oklahoma Capitol Improvement Authority, 5.00%, 7/1/25	1,000	1,220,700

25	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Port of Seattle, WA, 5.00%, 3/1/24	$250	$301,900
Port of Seattle, WA, 5.00%, 3/1/25	150	181,479
Port of Seattle, WA, 5.00%, 3/1/27	250	297,308
Port of Seattle, WA, 5.00%, 3/1/29	250	293,235
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/27	300	374,172
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/28	1,370	1,692,210
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/32	600	719,634
Texas Transportation Commission, 5.00%, 4/1/33	50	58,551
Tri-County Metropolitan Transportation District, OR, 5.00%, 10/1/24(2)	500	604,140
Tri-County Metropolitan Transportation District, OR, 5.00%, 10/1/26(2)	500	615,995
Wisconsin, Transportation Revenue, 5.00%, 7/1/31	3,450	4,087,249
Wisconsin, Transportation Revenue, 5.00%, 7/1/32	700	826,833

		$62,787,934

Water and Sewer — 4.9%
Boston Water and Sewer Commission, MA, 5.00%, 11/1/31	$450	$536,364
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	300	362,424
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	115	134,096
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	115,831
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/23	1,000	1,206,170
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/24	1,130	1,386,612
Chino Basin Desalter Authority, CA, 4.00%, 6/1/32	1,235	1,341,667
East Bay Municipal Utility District, CA, Wastewater System Revenue, 4.00%, 6/1/31	370	414,171
Jacksonville, NC, Enterprise Systems Revenue, 5.00%, 5/1/27	700	866,180
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/28	250	316,925
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/31	160	205,214
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue, 5.00%, 2/1/28	500	610,555
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/21	100	110,545
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/24	655	745,678
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/26	205	231,560
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/27	250	279,090
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/28	670	735,680
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/31	780	865,917
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	875	961,415
Marysville, OH, Water System Revenue, 4.00%, 12/1/25	250	285,242

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Marysville, OH, Water System Revenue, 4.00%, 12/1/27	$180	$199,940
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	747,726
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	606,030
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/30	600	719,220
Oklahoma City Water Utilities Trust, OK, 5.00%, 7/1/22	995	1,171,354
Oklahoma City Water Utilities Trust, OK, 5.00%, 7/1/23	855	1,028,394
Port St. Lucie, FL, Utility System Revenue, 5.00%, 9/1/23	300	355,803
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	657,162
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	730,039
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,217,440
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	622,723
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/23	1,600	1,934,400
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/22	250	288,122
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/23	300	353,316
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/26	1,000	1,225,670
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/30	365	406,260
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/31	450	497,367
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	602,090
West Goshen Sewer Authority, PA, 4.00%, 5/1/29	325	355,114
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/30	500	561,985
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/31	1,095	1,222,129
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/29	135	145,904
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/30	105	112,874
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/25	210	253,214
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	603,248
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	651,178

		$28,980,038

Water Revenue — 0.1%
South Dakota Conservancy District, (Revolving Fund Program), 5.00%, 8/1/27	$250	$293,658

		$293,658

Total Tax-Exempt Investments — 95.4% (identified cost $559,463,889)		$568,915,316

Other Assets, Less Liabilities — 4.6%		$27,667,201

Net Assets — 100.0%		$596,582,517

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

26	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

At July 31, 2017, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2017, 6.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 4.1% of total investments.

(1)	Amount is less than 0.05%.

(2)	When-issued security.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

27	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2017
Unaffiliated investments, at value (identified cost, $559,463,889)	$568,915,316
Cash	43,069,673
Interest receivable	5,227,733
Receivable for investments sold	1,883,214
Receivable from affiliate	8,033
Total assets	$619,103,969

Liabilities
Payable for investments purchased	$1,471,382
Payable for when-issued securities	20,829,980
Payable to affiliates:
Investment adviser fee	158,388
Accrued expenses	61,702
Total liabilities	$22,521,452
Net Assets applicable to investors’ interest in Portfolio	$596,582,517

Sources of Net Assets
Investors’ capital	$587,131,090
Net unrealized appreciation	9,451,427
Total	$596,582,517

28	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2017
Interest	$6,414,125
Total investment income	$6,414,125

Expenses
Investment adviser fee	$845,060
Trustees’ fees and expenses	15,713
Custodian fee	64,610
Legal and accounting services	26,241
Miscellaneous	8,618
Total expenses	$960,242
Deduct —
Allocation of expenses to affiliate	$35,957
Total expense reductions	$35,957

Net expenses	$924,285

Net investment income	$5,489,840

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,549,546)
Net realized loss	$(1,549,546)
Change in unrealized appreciation (depreciation) —
Investments	$19,006,461
Net change in unrealized appreciation (depreciation)	$19,006,461

Net realized and unrealized gain	$17,456,915

Net increase in net assets from operations	$22,946,755

29	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2017 (Unaudited)	Period Ended January 31, 2017(1)
From operations —
Net investment income	$5,489,840	$6,604,848
Net realized loss from investment transactions	(1,549,546)	(5,856,593)
Net change in unrealized appreciation (depreciation) from investments	19,006,461	(14,144,548)
Net increase (decrease) in net assets from operations	$22,946,755	$(13,396,293)
Capital transactions —
Contributions	$109,144,789	$364,959,593
Withdrawals	(37,861,441)	(83,807,353)
Portfolio transaction fee	248,118	671,446
Assets contributed by Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund	—	233,676,903
Net increase in net assets from capital transactions	$71,531,466	$515,500,589

Net increase in net assets	$94,478,221	$502,104,296

Net Assets
At beginning of period	$502,104,296	$—
At end of period	$596,582,517	$502,104,296

(1)	For the period from the start of business, March 28, 2016, to January 31, 2017.

30	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Financial Highlights

Ratios/Supplemental Data	Six Months Ended July 31, 2017 (Unaudited)		Period Ended January 31, 2017(1)
Ratios (as a percentage of average daily net assets):
Expenses	0.35	%(2)(3)	0.35	%(2)(3)
Net investment income	2.08	%(2)	1.71	%(2)
Portfolio Turnover	20	%(4)	30	%(4)

Total Return	4.52	%(3)(4)	(0.80	)%(3)(4)

Net assets, end of period (000’s omitted)	$596,583		$502,104

(1)	For the period from the start of business, March 28, 2016, to January 31, 2017.

(2)	Annualized.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.01% and 0.02% of average daily net assets for the six months ended July 31, 2017 and the period ended January 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

31	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At July 31, 2017, Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund and Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares held an interest of 97.8% and 2.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of July 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will

32

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statement of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.32% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. For the six months ended July 31, 2017, the Portfolio’s investment adviser fee amounted to $845,060 or 0.32% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $35,957 of the Portfolio’s operating expenses for the six months ended July 31, 2017.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $176,692,075 and $101,188,271, respectively, for the six months ended July 31, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$559,459,761

Gross unrealized appreciation	$11,109,263
Gross unrealized depreciation	(1,653,708)

Net unrealized appreciation	$9,455,555

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Pursuant to an amendment dated August 16, 2017 to the line of credit agreement, the expiration date was extended to October 31, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended July 31, 2017.

33

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$568,915,316	$—	$568,915,316

Total Investments	$—	$568,915,316	$—	$568,915,316

The Portfolio held no investments or other financial instruments as of January 31, 2017 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

34

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

35

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of 5-to-15 Year Laddered Municipal Bond Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in the Advisers’ tax-advantaged bond strategies and municipal research groups in managing the Fund and the Portfolio and other funds and accounts that invest primarily in municipal bonds and employ tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the

36

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2017

Board of Trustees’ Contract Approval — continued

infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2016. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all

37

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2017

Board of Trustees’ Contract Approval — continued

Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

38

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2017

Officers and Trustees

Officers of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of 5-to-15 Year Laddered Municipal Bond Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund and 5-to-15 Year Laddered Municipal Bond Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

39

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

40

Investment Adviser of 5-to-15 Year Laddered

Municipal Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22625    7.31.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017